As filed with the Securities and Exchange Commission on February 26, 2003

Registration No. 33-55152

811-7368

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 16 ☒

and

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 17 ☒

SEPARATE ACCOUNT VA-2LNY

(Exact Name of Registrant)

TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK

(Name of Depositor)

100 Manhattanville Road, Purchase, NY 10577

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code: (914) 701-6000

Name and Address of Agent for Service:	Copy to:

Frank A. Camp, Esquire Transamerica Life Insurance Company of New York 4333 Edgewood Road N.E. Cedar Rapids, IA 52499-0001	Frederick R. Bellamy, Esquire Sutherland, Asbill & Brennan L.L.P. 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Approximate date of proposed sale to the public:    As soon as practicable after effectiveness of the Registration Statement.

Title of securities being registered:

Variable Annuity Contracts

It is proposed that this filing will become effective:

☐	immediately upon this filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☒	60 days after filing pursuant to paragraph (a) (i)

☐	on pursuant to paragraph (a) (i)

If appropriate, check the following box:

☐	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued Through

SEPARATE ACCOUNT VA-2LNY

by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Formerly Transamerica Life Insurance Company of New York)

Prospectus—May 1, 2003

This flexible premium deferred annuity contract has many investment choices. There is a separate account that currently offers various underlying fund portfolios. There is also a fixed account, which offers interest at rates that are guaranteed by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (Transamerica). You can choose any combination of these investment choices. You bear the entire investment risk for all amounts you put in the separate account.

This prospectus and the underlying fund portfolio prospectuses give you important information about the contract and the underlying fund portfolios. Please read them carefully before you invest and keep them for future reference.

If you would like more information about the Dreyfus/Transamerica Triple Advantage® Variable Annuity, you can obtain a free copy of the Statement of Additional Information (SAI) dated May 1, 2003. Please call us at (877) 717-8861 or write us at: Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York), Attention: Customer Care Group, 4333 Edgewood Road NE, Cedar Rapids, Iowa, 52499-0001. A registration statement, including the SAI has been filed with the Securities and Exchange Commission (SEC) and the SAI is incorporated herein by reference. Information about the variable annuity can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may obtain information about the operation of the public reference room by calling the SEC at 1-800-SEC-0330. The SEC also maintains a web site (http://www.sec.gov) that contains the prospectus, the SAI, material incorporated by reference, and other information. The table of contents of the SAI is included at the end of this prospectus.

Please note that the contracts and the separate account investment choices:

•	are not bank deposits

•	are not federally insured

•	are not endorsed by any bank or government agency

•	are not guaranteed to achieve their goal

•	are subject to risks, including loss of premium

The Securities and Exchange Commission has not approved or disapproved these securities, or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SUBACCOUNT INVESTMENT CHOICES

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND—SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND—SERVICE CLASS

Managed by The Dreyfus Corporation and

Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.—SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS—SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

Founders Passport Portfolio

Japan Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premiums payments; minus

•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus

•	interest credited in the fixed account; plus

•	accumulated gains in the separate account; minus

•	accumulated losses in the separate account; minus

•	any applicable service charges, premium taxes, and transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person during whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month starting after the annuitant attains age 90, or 10 years from the contract date. The annuity commencement date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Cash Value—The account value less the surrender charge, service charge, and premium tax charge, if any.

Contract Year—A contract year begins on the date on which the contract becomes effective and on each contract anniversary.

Fixed Account—One or more investment choices under the contract that are part of Transamerica’s general assets and are not in the separate account.

Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account which Transamerica may offer into which premiums may be paid or amounts transferred.

Owner (you, your)—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner or a successor owner in the information that we require to issue a contract.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Subaccount—A subdivision within the separate account, the assets of which are invested in specified underlying fund portfolios.

(Note: The SAI contains a more extensive Glossary.)

SUMMARY

The sections in this summary correspond to sections in this prospectus, which discuss the topics in more detail.

1.    THE ANNUITY CONTRACT

The flexible premium deferred variable annuity contract offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (Transamerica, we, us or our) provides a way for you to invest on a tax-deferred basis in the following investment choices: various subaccounts of the separate account and the fixed account of Transamerica. The contract is intended to accumulate money for retirement or other long-term investment purposes.

This contract currently offers various subaccounts in the separate account that are listed in Section 3. Each subaccount invests exclusively in shares of one of the portfolios of the underlying fund portfolios. The account value may depend on the investment experience of the selected subaccounts. Therefore, you bear the entire investment risk with respect to all account value in any subaccount. You could lose the amount that you invest.

The fixed account offers an interest rate that Transamerica guarantees. We guarantee to return your investment with interest credited for all amounts allocated to the fixed account.

The contract, like all deferred annuity contracts, has two phases: the “accumulation phase” and the “income phase.” During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you take them out of the contract. The income phase occurs when you annuitize and begin receiving regular payments from your contract. The money you can accumulate during the accumulation phase will largely determine the income payments you receive during the income phase.

2.    PURCHASE

You can buy a nonqualified contract with $5,000 or more, and a qualified contract with $1,000 or more, under most circumstances. You can add as little as $50 at any time during the accumulation phase.

3.    INVESTMENT OPTIONS

You can allocate your premium payments to one or more of the following underlying fund portfolios described in the underlying fund prospectuses:

Transamerica Equity

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

Money Market Portfolio

Stock Index Fund

Socially Responsible Growth Fund, Inc.

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

Founders Passport Portfolio

Japan Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

As of January 22, 2001, new contract owners may only invest in the Service Class subaccounts, with the exception of the Money Market subaccount and the Transamerica Equity subaccount. The Initial Class subaccounts (other than the Money Market subaccount and Transamerica Equity subaccount) are only available to contract owners that purchased the contract before January 22, 2001. The Service Class has a Rule 12b-1 Plan and the Initial Class does not.

Depending upon their investment performance, you can make or lose money in any of the subaccounts.

You can also allocate your premium payments to the fixed account.

We currently allow you to transfer money between any of the investment choices during the accumulation phase. We reserve the right to impose a $10 fee for each transfer in excess of 18 transfers per contract year and to impose restrictions and limitations on transfers.

4.    PERFORMANCE

The value of the contract will vary up or down depending upon the investment performance of the subaccounts you choose. We provide past performance information in Appendix B and in the SAI. This data does not indicate future performance.

5.    EXPENSES

Note: The following section on expenses and the Annuity Contract Fee Table and expense examples only apply to contracts issued after May 1, 2003. See Appendix C for older contracts.

No deductions are made from premium payments at the time you buy the contract so that the full amount of each premium payment is invested in one or more of your investment choices.

We may deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid. We will calculate surrender charges by taking the earnings, if any, out before premium payments.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.30% (if you choose the “Return of Premium Death Benefit”), or 1.45% (if you choose the “Annual Step-Up Death Benefit”) from the assets in each subaccount.

During the accumulation phase, we deduct an annual service charge of no more than $30 from the account value on each contract anniversary. The charge is waived if either the account value or the sum of all premium payments, minus all partial surrenders, is at least $50,000.

Upon total surrender, payment of a death benefit, or when annuity payments begin, we will deduct state premium taxes, if applicable.

The value of the net assets of the subaccounts will reflect the management fee and other expenses incurred by the underlying fund portfolios.

6.    ACCESS TO YOUR MONEY

You can generally take out $500 or more anytime during the accumulation phase (except under certain qualified contracts). After one year, you may, free of surrender charges once each contract year, take out up to the greater of:

•	10% of your premium payments less surrenders deemed to be from premium payments; or

•	any gains in the contract.

Amounts surrendered in the first year, or in excess of this free amount, may be subject to a surrender charge. You may also have to pay income tax and a tax penalty on any money you take out.

The gains in the contract are the amount equal to the account value, minus the sum of all premium payments, reduced by all prior partial surrenders deemed to be from premium payments.

Access to amounts held in qualified contracts may be restricted or prohibited.

You cannot take money out during the income phase, although you will be receiving annuity payments.

7.    ANNUITY PAYMENTS (THE INCOME PHASE)

The contract allows you to receive income under one of several annuity payment options. You may choose from fixed payment options, variable payment options, or a combination of both. If you select a variable payment option, the dollar amount of your payments may go up or down.

8.    DEATH BENEFIT

If you are both the owner and the annuitant and you die before the income phase begins, then your beneficiary will receive a death benefit.

Naming different persons as owner and annuitant can affect whether the death benefit is payable and to whom amounts will be paid. Use care when naming owners, annuitants, and beneficiaries, and consult your agent if you have questions.

When you purchase a contract you generally may choose one of the following guaranteed minimum death benefits:

•	Annual Step-Up; or

•	Return of Premium.

Charges are lower for the Return of Premium Death Benefit.

If the owner is not the annuitant, no death benefit is paid if the owner dies.

9.    TAXES

Your earnings, if any, are generally not taxed until you take them out. If you take money out of a nonqualified contract during the accumulation phase, earnings come out first for federal tax purposes, and are taxed as ordinary income. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts. If you are younger than 59½ when you take money out, you may be charged a 10% federal penalty tax on the taxable earnings. For non-qualified contracts, payments during the income phase may be considered partly a return of your original investment so that part of each payment may not be taxable as income.

10.    ADDITIONAL FEATURES

This contract has additional features that might interest you. These include the following:

•	You can arrange to have money automatically sent to you monthly, quarterly, semi-annually or annually while your contract is in the accumulation phase. This feature is referred to as the “Systematic Payout Option” (“SPO”). Amounts you receive may be included in your gross income, and in certain circumstances, may be subject to penalty taxes.

•	You can arrange to automatically transfer money (at least $250 per transfer) monthly or quarterly from certain investment options into one or more subaccounts. This feature is known as “Dollar Cost Averaging.”

•	We will, upon your request, automatically transfer amounts among the subaccounts on a regular basis to maintain a desired allocation of the account value among the various subaccounts. This feature is called “Asset Rebalancing.”

These features may not be suitable for your particular situation.

11.    OTHER INFORMATION

Right to Cancel Period. You may return your contract for a refund within 20 days after you receive it. The amount of the refund will generally be the account value. We will pay the refund within 7 days after we receive written notice of cancellation and the returned contract within the applicable time period. The contract will then be deemed void.

No Probate. Usually, the person receiving the death benefit under this contract will not have to go through probate. State laws vary on how the amount that may be paid is treated for estate tax purposes.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. The tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan. You should not buy this contract if you are looking for a short-term investment, market timing, or if you cannot take the risk of losing the money that you put in.

There are various fees and charges associated with variable annuities. You should consider whether the features and benefits of this contract, unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit, and the guaranteed level of certain charges, make this contract appropriate for your needs.

Old Contracts. This prospectus generally describes contracts issued after May 1, 2003. See Appendix C for information on how older contracts have different features and requirements, and sometimes different (and higher) fees and deductions.

Financial Statements. Financial Statements for Transamerica and the subaccounts are in the SAI. Condensed financial information for the subaccounts is in Appendix A to this prospectus.

12.    INQUIRIES

If you need more information, please contact us at:

Transamerica Financial Life Insurance Company

Attention: Customer Care Group

4333 Edgewood Road NE

Cedar Rapids, IA 52499-0001

1-877-717-8861

You may check your contract at www.transamericaservice.com. Follow the logon procedures. You will need your pre-assigned Personal Identification Number (“PIN”) to access information about your contract. We cannot guarantee that you will be able to access this site.

You should protect your PIN, because on-line options may be available and could be made by anyone that knows your PIN. We may not be able to verify that the person providing instructions using your PIN is you or someone authorized by you.

ANNUITY CONTRACT FEE TABLE AND EXAMPLES(1)

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:
Sales Load On Purchase Payments	0%
Maximum Surrender Charge (as a % of premium payments surrendered)(2)	7%
Transfer Fee(3)	$0-$10

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio fees and expenses.

Annual Service Charge(4)	$0-$30 Per Contract
Separate Account Annual Expenses (as a percentage of average account value):
Mortality and Expense Risk Fee(5)	1.15%
Administrative Charge	0.15%
Total Variable Account Annual Expenses	1.30%
Optional Variable Account Expenses:
Annual Step-Up Death Benefit(6)	0.15%
Total Variable Account Annual Expenses with Highest Optional Separate Account Expenses(7)	1.45%

The next items shows the minimum and maximum total operating expenses charged by the portfolio companies for the year ended December 31, 2002. Expenses may be higher or lower in the future years. More detail concerning each portfolio fees and expenses is contained in the prospectus for each portfolio.

Total Portfolio Annual Expenses(8):	Minimum	Maximum
Expenses that are deducted from portfolio assets, including management fees, distribution and/or service 12b-1 fees, and other expenses.	%	%

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and portfolio fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumdes the maximum fees and expenses of any of the portfolios, and the highest combination of optional variable account expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Example	1 Year	3 Years	5 Years	10 Years
If the contract is surrendered at the end of the applicable time period.
If the contract is annuitized at the end of the applicable time period or if you do not surrender your contract.

(1)	During the income phase the fees may be different than those described in the Fee Table. See Section 5, Expenses.

(2)	The surrender charge, if any is imposed, applies to each contract, regardless of how the account value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made. If applicable, a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions. We may waive the service charge in certain instances.

(3)	The transfer fee, if any is imposed, applies to each contract, regardless of how account value is allocated among the separate account and the fixed account. There is no fee for the first 18 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

(4)	The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account’s account value as a percentage of the contract’s total account value. The service charge is deducted on each contract anniversary and at the time of surrender.

(5)	The mortality and expense risk fee shown (1.15%) is for the “Return of Premium Death Benefit.”

(6)	The fee for the “Annual Step-Up Death Benefit” is in addition to the mortality and expense risk fee of (1.15%).

(7)	The Annual Step-Up Death Benefit fee is included herein. The mortality and expense risk fee and the administrative charge are applicable during the income phase of the contract.

(8)	The fee table information relating to the underlying funds is for the year 2002 (unless otherwise noted) and was provided to Transamerica by the underlying funds, their investment advisers or managers, and Transamerica has not and cannot independently verify the accuracy or completeness of such information. Actual expenses of the portfolios in future years and the current year may be greater or less than those shown in the Table.

1.     THE ANNUITY CONTRACT

This prospectus describes the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York). This prospectus generally describes contracts issued on or after May 1, 2003. Contracts issued before that date may have different features (such as different death benefits or annuity payments) and different charges. These differences are noted in Appendix C.

An annuity is a contract between you, the owner, and an insurance company (in this case, Transamerica), where the insurance company promises to pay you an income in the form of annuity payments. These payments begin on a designated date, referred to as the annuity commencement date. Until the annuity commencement date, your annuity is in the accumulation phase and the earnings (if any) are tax deferred. Tax deferral means you generally are not taxed on your annuity until you take money out of your annuity. After the annuity commencement date, your annuity switches to the income phase.

The contract is a flexible premium deferred variable annuity. You can use the contract to accumulate funds for retirement or other long-term financial planning purposes. Your individual investment and your rights are determined primarily by your own contract.

The contract is a “flexible premium” annuity because after you purchase it, you can generally make additional investments of $50 or more until the annuity commencement date. You are not required to make any additional investments.

The contract is a “variable” annuity because the value of your investments can go up or down based on the performance of your investment choices. If you invest in the separate account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the performance of your investment choices. You could lose the amount that you allocate to the separate account. The amount of annuity payments you receive during the income phase from the separate account also depends upon the investment performance of your investment choices for the income phase.

The contract also contains a fixed account. The fixed account offers interest rates that we guarantee will not decrease during the selected guaranteed period. There may be different interest rates for each different guaranteed period that you select.

2.     PURCHASE

Contract Issue Requirements

Transamerica will not issue a contract unless:

•	Transamerica receives all information needed to issue the contract,

•	Transamerica receives a minimum initial premium payment; and

•	The annuitant, owner, and any joint owner are age 90 or younger (may be lower for qualified contracts).

We reserve the right to reject any application or premium payment.

Pre mium Payments

You should make checks for premium payments payable only to Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) and send them to the Transamerica Annuity Service Center. Your check must be honored in order for Transamerica to pay any associated payments and benefits due under the contract.

Initial Premium Payment Requirements

The initial premium payment for nonqualified contracts must be at least $5,000, and at least $1,000 for qualified contracts. There is generally no minimum initial premium payment for contracts issued under section 403(b) of the Internal Revenue Code. We will credit your initial premium payment to your contract within two business days after the day we receive it and your complete contract information. If we are unable to credit your initial premium payment, we will contact you within five business days and explain why. We will also return your initial premium payment at that time unless you let us keep it and credit it as soon as possible.

The date on which we credit your initial premium payment to your contract is generally the contract date. The contract date is used to determine contract years, contract months and contract anniversaries. There may be delays in our receipt of applications that are outside of our control (for example, because of the failure of the selling broker/dealer or sales agent to forward the application to us promptly, or because of delays in determining that the contract is suitable for you). Any such delays will affect when your contract can be issued and your premium payment allocated among your investment choices.

Additi onal Premium Payments

You are not required to make any additional premium payments. However, you can make additional premium payments as often as you like during the accumulation phase. Additional premium payments must be at least $50. We will credit additional premium payments to your contract as of the business day we receive your premium payment and required information. Additional premium payments must be received before the New York Stock Exchange closes to get same-day pricing of the additional premium payment.

Maxim um Total Premium Payments

Cumulative premium payments above $1,000,000 for issue ages 0 – 90 require prior approval by Transamerica.

Allo cation of Premium Payments

When you purchase a contract, we will allocate your premium payments to the investment choices you select. Your allocation must be in whole percentages and must total 100%. We will allocate additional premium payments the same way, unless you request a different allocation.

If you allocate premium payments to the Dollar Cost Averaging program, you must give us instructions regarding the subaccount(s) to which transfers are to be made or we cannot accept your premium payments.

You may change allocations for future additional premium payments by sending us written instructions. The allocation change will apply to premium payments received on or after the date we receive the change request.

Transamerica reserves the right to restrict or refuse any premium payment.

Account Value

You should expect your account value to change from valuation period to valuation period. The account value varies based on the performance of the accumulation units. A valuation period begins at the close of regular trading on the New York Stock Exchange on each business day and ends at the close of regular trading on the next succeeding business day. A business day is each day that the New York Stock Exchange is open. The New York Stock Exchange generally closes at 4:00 p.m. eastern time. Holidays are generally not business days.

3.    I NVESTMENT CHOICES

The Separate Account

The following variable subaccounts are available under the contract for new investors.

The subaccounts invest in shares of the various underlying fund portfolios. The companies that provide investment advice and administrative services for the underlying fund portfolios offered through this contract are listed below. The following variable investment choices are currently offered through this contract:

AEGON/TRANSAMERICA SERIES FUND, INC.—INITIAL CLASS

Managed by Transamerica Investment Management, LLC

Transamerica Equity

DREYFUS VARIABLE INVESTMENT FUND—SERVICE CLASS

Managed by The Dreyfus Corporation

Appreciation Portfolio

Balanced Portfolio

Developing Leaders Portfolio(1)

Disciplined Stock Portfolio

Growth and Income Portfolio

International Equity Portfolio

International Value Portfolio

Limited Term High Income Portfolio

Quality Bond Portfolio

Small Company Stock Portfolio

Special Value Portfolio

DREYFUS VARIABLE INVESTMENT FUND

Managed by The Dreyfus Corporation

Money Market Portfolio

DREYFUS STOCK INDEX FUND—SERVICE CLASS

Managed by The Dreyfus Corporation and Mellon Equity Associates as index fund manager

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.—SERVICE CLASS

Managed by The Dreyfus Corporation

DREYFUS INVESTMENT PORTFOLIOS—SERVICE CLASS

Managed by The Dreyfus Corporation

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

Founders Passport Portfolio

Japan Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

(1)	Formerly known as Small Cap Portfolio.

As of January 22, 2001, new contract owners may only invest in the Service Class sub-accounts, with the exception of the Money Market Sub-account and the Transamerica Equity Sub-account. The Initial Class sub-accounts (other than the Money Market Sub-account and Transamerica Equity Sub-account) are only available to contract owners that purchased the contract before January 22, 2001.

The general public may not purchase shares of these underlying fund portfolios. The names and investment objectives and policies may be similar to other portfolios and underlying fund portfolios managed by the same investment adviser or manager that are sold directly to the public. You should not expect the investment results of the underlying fund portfolios to be the same as those of other portfolios or underlying fund portfolios.

More detailed information, including an explanation of the portfolio’s fees and investment objectives and risks, may be found in the current prospectuses for the underlying fund portfolios, which accompany this prospectus. You should read the prospectuses for the underlying fund portfolios carefully before you invest.

We may receive expense reimbursements or other revenues from the underlying fund portfolios or their managers. The amount of these reimbursements or revenues, if any, may be substantial and may be different for different portfolios and may be based on the amount of assets that Transamerica or the separate account invests in the underlying fund portfolios.

We do not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. See the SAI for more information concerning the possible addition, deletion, or substitution of investments.

The Fi xed Account

Premium payments allocated and amounts transferred to the fixed account become part of Transamerica’s general account. Interests in the general account have not been registered under the Securities Act of 1933 (the “1933 Act”), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts.

We guarantee that the interest credited to the fixed account will not be less than 3% per year. Any higher rate of interest is at our complete discretion, and you bear the risk that we will not credit more than 3% interest per year. At the end of the guaranteed period option, the value in that guaranteed period option will automatically be transferred into a new guaranteed period option of the same length (or the next shorter period if the same period is no longer offered) at the current interest rate for that period. You can transfer to another investment choice by giving us notice within 30 days before the end of the expiring guaranteed period.

If you select the fixed account, your money will be placed with Transamerica’s other general assets. The amount of money you are able to accumulate in the fixed account during the accumulation phase depends upon the total interest credited. The amount of annuity payments you receive during the income phase from the fixed portion of your contract will remain level for the entire income phase.

Tran sfers

During the accumulation phase, you may make transfers to or from any subaccount or to the fixed account as often as you wish within certain limitations.

Transfers out of a guaranteed period option of the fixed account are limited as follows:

•	Transfers at the end of a guaranteed period.

•	Transfers of amounts equal to interest credited in the one year guaranteed period option may be made to any subaccount prior to the end of the guaranteed period on a monthly, quarterly, semi-annual or annual basis. This may affect your overall interest-crediting rate, because transfers are deemed to come from the oldest premium payment first.

•	Transfers of other amounts from the one year guaranteed period option prior to the end of the guaranteed period option are limited to 25% of the account value in that guaranteed period option, less any previous transfer during the current contract year.

Each transfer must be at least $500, or the entire subaccount value. Transfers of interest from a guaranteed period option of the fixed account, must be at least $50. If less than $500 remains as a result of the transfer, then we reserve the right to include that amount in the transfer. Transfers must be received while the New York Stock Exchange is open to get same-day pricing of the transaction.

We reserve the right to prohibit transfers to the fixed account if we are crediting an effective annual interest rate of 3% (the guaranteed minimum).

Currently, there is no charge for transfers and no limit on the number of transfers during the accumulation phase. However, in the future, the number of transfers permitted may be limited and a $10 charge per transfer may apply.

During the income phase, you may transfer values out of any subaccount; however, you cannot transfer values out of the fixed account. The minimum amount that can be transferred during this phase is the lesser of $10 of monthly income, or the entire monthly income of the annuity units in the subaccount from which the transfer is being made.

Market Timing. The contract you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying fund portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person, if, in our judgment, the premium payment or transfer or series of transfers would have a negative impact on an underlying fund portfolio’s operations, if an underlying fund portfolio would reject our purchase order, or because of a history of frequent transfers. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused or appears likely to abuse the transfer privilege. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

We do not permit market timing. Do not purchase this contract if you are a market timer.

4.    PE RFORMANCE

Transamerica periodically advertises performance of the various subaccounts. We may disclose at least three different kinds of performance. First, we may calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the mortality and expense risk fees and administrative charges. It does not reflect the deduction of any applicable premium taxes, surrender charges or the annual service charge. The deduction of any applicable premium taxes or surrender charges would reduce the percentage increase or make greater any percentage decrease.

Second, advertisements may also include total return figures, which reflect the deduction of the mortality and expense risk fees and administrative charges. These figures may also include or exclude surrender charges.

Third, in addition, for certain investment portfolios, performance may be shown for the period commencing from the inception date of the investment portfolio (i.e., before commencement of subaccount operations). These figures should not be interpreted to reflect actual historical performance of the subaccounts.

We also may, from time to time, include in our advertising and sales materials, the performance of other funds or accounts managed by the subadviser, the performance of predecessors to the underlying fund portfolios, tax deferred compounding charts and other hypothetical illustrations, which may include, comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B to this prospectus contains past performance information that you may find useful. It is divided into various parts, depending upon the type of performance information shown. Past performance is not indication of future performance; future performance will vary and future results will not be the same as the results shown.

5.    EXP ENSES

There are charges and expenses associated with your contract that reduce the return on your investment in the contract.

Surren der Charges

During the accumulation phase, you can surrender part or all of the cash value (restrictions may apply to qualified contracts). We may apply a surrender charge to compensate us for expenses relating to sales, including commission to registered representatives and other promotional expenses.

After the first year, you can surrender up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract once each year free of surrender charges. This amount is referred to as the free percentage and is determined at the time of surrender. (The free percentage is not cumulative, so not surrendering anything in one year does not increase the surrender charge free amount in subsequent years.) If you surrender money in excess of this free amount, you might have to pay a surrender charge, which is a contingent deferred sales charge, on the excess amount.

The following schedule shows the surrender charges that apply during the seven years following payment of each premium payment:

Number of Years Since Premium Payment Date	Surrender Charge (as a percentage of premium payment surrendered)
0-1	7%
1-2	7%
2-3	6%
3-4	6%
4-5	5%
5-6	4%
6-7	3%
more than 7	0%

For example, assume your account value is $100,000 at the beginning of the second contract year and you surrender $30,000. Since that amount is more than your free percentage, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

Likewise, assume your account value is $80,000 (premium payments $100,000) at the beginning of the second contract year and you surrender your contract. You would pay a surrender charge of $6,300 [7% of ($100,000 – ($100,000 x 10%))].

You can generally choose to receive the full amount of a requested partial surrender by directing us to deduct any applicable surrender charge from your remaining account value. You receive your cash value upon full surrender.

For surrender charge purposes, earnings are considered to be surrendered first, then the oldest premium payment is considered to be surrendered next.

Keep in mind that surrenders may be taxable, and if made before age 59 1/2, may be subject to a 10% federal penalty tax. For tax purposes, surrenders from nonqualified contracts are considered to come from earnings first. Under qualified contracts, surrenders are prorated between taxable and nontaxable amounts.

M ortality and Expense Risk Fees

We charge a fee as compensation for bearing certain mortality and expense risks under the contract. This fee is assessed daily based on the net asset value of each subaccount. Examples of such risks include a guarantee of annuity rates, the death benefits, certain expenses of the contract, and assuming the risk that the current charges will be insufficient in the future to cover costs of administering the contract. We may also pay distribution expenses out of this charge.

During the accumulation phase for the Return of Premium Death Benefit the daily mortality and expense risk fee is at an annual rate of 1.15%; for the Annual Step-Up Death Benefit, the mortality and expense risk fee is 0.15% higher at an annual rate of 1.30%. During the income phase, the mortality and expense risk fee is at an annual rate of 1.10%. If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profit for any proper purpose, including distribution expenses.

Ad ministrative Charges

We deduct a daily administrative charge to cover the costs of administering the contract (including certain distribution-related expenses). This charge is at an annual rate of 0.15% of the daily net asset value of each subaccount during both the accumulation phase and the income phase.

In addition, an annual service charge of the lesser of $30 (but no more than 2% of the account value) is charged on each contract anniversary. The service charge is waived if your account value or the sum of your premium payment(s), less all partial surrenders, is at least $50,000.

Pre mium Taxes

New York does not currently impose a premium tax. We will, however, deduct the total amount of premium taxes, if there is a premium tax imposed in the future, from the account value when:

•	you begin receiving annuity payments;
•	you surrender the contract; or
•	a death benefit is paid.

Federa l, State and Local Taxes

We may in the future deduct charges from the contract for any taxes we incur because of the contract. However, no deductions are being made at the present time.

Trans fer Fee

You are allowed to make 18 free transfers per year before the annuity commencement date. If you make more than 18 transfers per year, we reserve the right to charge $10 for each additional transfer. Premium payments, Asset Rebalancing and Dollar Cost Averaging transfers do not count as one of your 18 free transfers per year. All transfer requests made at the same time are treated as a single request. (We reserve the right to restrict transfers and/or eliminate the transfer privileges; see “Market Timing”.)

Po rtfolio Fees and Expenses

The value of the assets in each subaccount will reflect the fees and expenses paid by the underlying fund portfolios. A list of these expenses is found in the “Fee Table” section of this prospectus. See the prospectuses for the underlying fund portfolios for more information.

6.    ACC ESS TO YOUR MONEY

During the accumulation phase, you can have access to the money in your contract in the following ways:

•	by making a surrender (either a complete or partial surrender); or
•	by taking systematic payouts.

Su rrenders

If you take a complete surrender, you will receive your cash value.

If you want to take a partial surrender, in most cases it must be for at least $500. Unless you tell us otherwise, we will take the surrender from each of the investment choices in proportion to the account value.

After one year, you may take up to the greater of 10% of your premium payments (less partial surrenders deemed to be from premium payments) or any gains in the contract free of surrender charges once each contract year. Remember that any surrender you take will reduce the account value, and the amount of the death benefit. See Section 8, Death Benefit, for more details. A surrender may also reduce other benefits.

Surrenders may be subject to a surrender charge. Income taxes, federal tax penalties and certain restrictions may apply to any surrenders you make.

Surrenders from qualified contracts may be restricted or prohibited.

During the income phase, you will receive annuity payments under the annuity payment option you select; however, you generally may not take any other surrenders, either complete or partial.

Delay of Payment and Transfers

Payment of any amount due from the separate account for a surrender, a death benefit, or the death of the owner of a nonqualified contract, will generally occur within seven business days from the date we receive all required information. We may defer such payment from the separate account if:

•	the New York Stock Exchange is closed other than for usual weekends or holidays, or trading on the Exchange is otherwise restricted;
•	an emergency exists as defined by the SEC, or the SEC requires that trading be restricted; or
•	the SEC permits a delay for the protection of owners.

In addition, transfers of amounts from the subaccounts may be deferred under these circumstances.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to pay any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments absent instructions from the appropriate federal regulator. We may also be required to provide information about you and your contract to government agencies or departments.

Pursuant to the requirements of certain state laws, we reserve the right to defer payment of the cash value from the fixed account for up to six months. We may defer payment of any amount until your premium check has cleared your bank.

7.     ANNUITY PAYMENTS (THE INCOME PHASE)

You choose the annuity commencement date. You can change this date by giving us written notice 30 days before the current annuity commencement date. The new annuity commencement date must be at least 30 days after we receive notice of the change. The latest annuity commencement date generally cannot be after the contract month following the month in which the annuitant attains age 90, or 10 years from the contract date. The earliest annuity commencement date is 30 days after you purchase your contract.

Before the annuity commencement date, if the annuitant is alive, you may choose an annuity payment option or change your election. If the annuitant dies before the annuity commencement date, the death benefit is payable in a lump sum or under one of the annuity payment options (unless the surviving spouse continues the contract).

Unless you specify otherwise, the annuitant will receive the annuity payments. After the annuitant’s death, the beneficiary will receive any remaining guaranteed payments.

An nuity Payment Options

The contract provides several annuity payment options that are described below. You may choose any combination of annuity payment options. We will use your account value (less any applicable premium tax charge) to provide these annuity payments. If the account value on the annuity commencement date is less than $2,000, we reserve the right to pay it in one lump sum in lieu of applying it under an annuity payment option. You can receive annuity payments monthly, quarterly, semi-annually, or annually. (We reserve the right to change the frequency if payments would be less than $50.)

Unless you choose to receive variable payments, the amount of each payment will be set on the annuity commencement date and will not change. You may, however, choose to receive variable payments. The dollar amount of the first variable payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The dollar amount of additional variable payments will vary based on the investment performance of the subaccount(s). The dollar amount of each variable payment after the first may increase, decrease, or remain constant. If the actual investment performance (net of fees and expenses) exactly matched the assumed investment return of 5% at all times, the amount of each variable annuity payment would remain equal. If actual investment performance (net of fees and expenses) exceeds the assumed investment return, the amount of the variable annuity payments would increase. Conversely, if actual investment performance (net of fees and expenses) is lower than the assumed investment return, the amount of the variable annuity payments would decrease.

A charge for premium taxes may be made when annuity payments begin.

The annuity payment options are explained below. Options 1, 2, and 3 are fixed only. Options 4 and 5 can be fixed or variable.

Payment Option 1—Interest Payments. We will pay the interest on the amount we use to provide annuity payments in equal payments or this amount may be left to accumulate for a period of time to which you and Transamerica agree. You and Transamerica will agree on surrender rights when you elect this option.

Payment Option 2—Income for a Specified Period. We will make level payments only for the fixed period you choose. No funds will remain at the end of the period.

Payment Option 3—Income of a Specified Amount. Payments are made for any specified amount until the amount applied to this option, with interest, is exhausted. This will be a series of level payments followed by a smaller final payment.

Payment Option 4—Life Income. You may choose between:

•	No Period Certain (fixed or variable)—Payments will be made only during the annuitant’s lifetime.
•	10 Years Certain (fixed or variable)—Payments will be made for the longer of the annuitant’s lifetime or ten years.
•	Guaranteed Return of Contract Proceeds (fixed only)—Payments will be made for the longer of the annuitant’s lifetime or until the total dollar amount of payments we made to you equals the amount applied to this option.

Payment Option 5—Joint and Survivor Annuity.

You may choose between:

•	No Period Certain (fixed or variable)—Payments are made during the joint lifetime of the annuitant and a joint annuitant of your selection. Payments will be made as long as either person is living.

Other annuity payment options may be arranged by agreement with Transamerica.

NOTE CAREFULLY:

IF:

•	you choose Life Income with No Period Certain or a Joint and Survivor Annuity with No Period Certain; and

•	the annuitant dies before the due date of the second (third, fourth, etc.) annuity payment;

THEN:

•	we may make only one (two, three, etc.) annuity payments.

IF:

•	you choose Income for a Specified Period, Life Income with 10 years Certain, Life Income with Guaranteed Return of Contract Proceeds, or Income of a Specified Amount; and

•	the person receiving payments dies prior to the end of the guaranteed period;

THEN:

•	the remaining guaranteed payments will be continued to that person’s beneficiary, or their present value may be paid in a single sum.

We will not pay interest on amounts represented by uncashed annuity payment checks if the postal or other delivery service is unable to deliver checks to the payee’s address of record. The person receiving payments is responsible for keeping Transamerica informed of their current address.

8.     DEATH BENEFIT

We will pay a death benefit to your beneficiary, under certain circumstances, if the annuitant dies during the accumulation phase. If there is a surviving owner(s) when the annuitant dies, the surviving owner(s) will receive the death benefit instead of the listed beneficiary. The person receiving the death benefit may choose an annuity payment option, or may choose to receive a lump sum.

Whe n We Pay A Death Benefit

We will pay a death benefit IF:

•	you are both the annuitant and sole owner of the contract; and

•	you die before the annuity commencement date.

We will pay a death benefit to you (owner) IF:

•	you are not the annuitant; and

•	the annuitant dies before the annuity commencement date.

If the only person receiving the death benefit is the surviving spouse, then he or she may elect to continue the contract as the new annuitant and owner, instead of receiving the death benefit. All future surrender charges will be waived.

When We Do Not Pay A Death Benefit

We will not pay a death benefit IF:

•	you are not the annuitant; and

•	you die prior to the annuity commencement date.

Please note the new owner (unless it is the deceased owner’s spouse) must generally surrender the contract within five years of your death for the account value.

Distribution requirements apply to the account value upon the death of any owner. These requirements are detailed in the SAI.

Deaths After the Annuity Commencement Date

The death benefit payable, if any, on or after the annuity commencement date depends on the annuity payment option selected.

IF:

•	you are not the annuitant; and

•	you die on or after the annuity commencement date; and

•	the entire interest in the contract has not been paid to you;

THEN:

•	the remaining portion of such interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of your death.

S pousal Continuation

IF:

•	the surviving spouse (as beneficiary or sole surviving owner) elects to continue the contract instead of receiving the death benefit; and

•	the guaranteed minimum death benefit is greater than the account value;

THEN:

•	we will increase the account value to be equal to the guaranteed minimum death benefit. This increase is made only at the time the surviving spouse elects to continue the contract and the guaranteed minimum death benefit will continue as applicable.

Succession of Ownership

If any owner dies during the accumulation phase, the annuitant will become the new owner:

Amount of Death Benefit

The death benefit may be paid as a lump sum or as annuity payments. The amount of the death benefit depends on the guaranteed minimum death benefit option you chose when you bought the contract. The death benefit will generally be the greater of:

•	the account value on the date we receive the required information; or

•	the guaranteed minimum death benefit (discussed below), plus premium payments, less gross partial surrenders from the date of death to the date the death benefit is paid.

Guaranteed Minimum Death Benefit

NOTE: The following generally applies to contracts issued after May 1, 2003. For other contracts, see Appendix C.

On the contract application, you generally may choose one of the guaranteed minimum death benefit options listed below (age limitations may apply).

After the contract is issued, you cannot make an election and the death benefit cannot be changed.

A.	Annual Step-Up Death Benefit

The Annual Step-Up value on the contract date is the account value. On any subsequent contract anniversary prior to the annuitant’s death or 86th birthday, the new Annual Step-Up value is the greater of:

•	the account value on the current contract anniversary; or the previous stepped-up value , plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

This step-up process stops at the earlier of the annuitant’s death or 86th birthday. The then current step-up value becomes the final step-up value. The Annual Step-Up Death Benefit at the time of death is the final step-up value, plus any subsequent premium payments, minus any subsequent adjusted partial surrenders.

The Annual Step-Up Death Benefit is not available if the owner or annuitant is 71 or older on the contract date.

There is an extra charge for this death benefit (an extra 0.15% annually).

B.	Return of Premium Death Benefit

The Return of Premium Death Benefit is:

•	total premium payments; less any adjusted partial surrenders as of the date of death.

The Return of Premium Death Benefit will be in effect if you do not choose the other death benefit option on the contract application. The charges are lower for this option.

Adjusted Partial Surrender

When you request a partial surrender, your guaranteed minimum death benefit will be reduced by an amount called the adjusted partial surrender. Under certain circumstances, the adjusted partial surrender may be more than the dollar amount of your surrender request. This will generally be the case if the guaranteed minimum death benefit exceeds the account value at the time of the surrender. It is also possible that if a death benefit is paid after you have made a partial surrender, then the total amount paid could be less than the total premium payments. We have included an explanation of this adjustment in the SAI. This is referred to as “adjusted partial withdrawal” in your contract.

9.     TAXES

NOTE: Transamerica has prepared the following information on federal income taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Transamerica has included an additional discussion regarding taxes in the SAI.

Annui ty Contracts in General

Deferred annuity contracts are a way of setting aside money for future needs like retirement. Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules generally provide that you will not be taxed on the earnings, if any, on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract—qualified or nonqualified.

You will generally not be taxed on increases in the value of your contract until a distribution occurs—either as a surrender or as annuity payments, and tax deferral will not apply.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a nonqualified contract, the contract will generally not be treated as an annuity for tax purposes and tax deferral will not apply.

Q ualified and Nonqualified Contracts

If you purchase the contract under an individual retirement annuity, a pension plan, or specially sponsored program, your contract is referred to as a qualified contract.

Qualified contracts are issued in connection with the following plans:

•	Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the contract. A Roth IRA also allows individuals to make contributions to the contract, but it does not allow a deduction for contributions, although distributions may be tax-free if the owner meets certain rules.

•	Tax-Sheltered Annuity (403(b) Plan): A 403(b) Plan may be made available to employees of certain public school systems and tax-exempt organizations and permits contributions to the contract on a pre-tax basis.

•	Corporate Pension and Profit-Sharing and H.R. 10 Plan: Employers and self-employed individuals can establish pension or profit-sharing plans for their employees or themselves and make contributions to the contract on a pre-tax basis Deferred Compensation Plan (457 Plan): Certain governmental and tax-exempt organizations can establish a plan to defer compensation on behalf of their employees through contributions to the contract.

The contract contains death benefit features that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan or 403(b) plan. Because the death benefit may exceed this limitation, anyone using the contract in connection with such plans should consult their tax adviser. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether the death benefit provision, such as the provisions in the contract, comports with IRA qualification requirements.

If you purchase the contract as an individual and not under an individual retirement annuity, 403(b) plan, 457 plan, or pension or profit sharing plan, your contract is referred to as a nonqualified contract.

Surrenders—Qualified Contracts

The information herein describing the taxation of nonqualified contracts does not apply to qualified contracts.

There are special rules that govern with respect to qualified contracts. Generally, these rules restrict:

•	the amount that can be contributed to the contract during any year;

•	the time when amounts can be paid from the contract; and

•	the amount of any death benefit that may be allowed.

In addition, a penalty tax may be assessed on amounts surrendered from the contract prior to the date you reach age 59½, unless you meet one of the exceptions to this rule. You may also be required to begin taking minimum distributions from the contract by a certain date. The terms of the plan may limit the rights otherwise available to you under the contract. We have provided more information in the SAI.

You should consult your legal counsel or tax adviser if you are considering purchasing a contract for use with any retirement plan.

Surrenders—403(b) Contracts

The Internal Revenue Code limits surrenders from certain 403(b) contracts. Surrenders can generally only be made when an owner:

•	reaches age 59½

•	leaves his/her job;

•	dies;

•	becomes disabled (as that term is defined in the Internal Revenue Code); or

•	declares hardship. However, in the case of hardship, the owner can only surrender the premium payments and not any earnings.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity. The contract must also meet certain distribution requirements at the death of an owner in order to be treated as an annuity. These diversification and distributionrequirements are discussed in the SAI. Transamerica may modify the contract to attempt to maintain favorable tax treatment.

Surrenders—Nonqualified Contracts

If you make a surrender (including Systematic Payouts) from a nonqualified contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from earnings and then from your premium payments. When you make a surrender you are taxed on the amount of the surrender that is earnings. If you make a full surrender, you are generally taxed on the amount that your surrender proceeds exceeds the “investment in the contract,” which is generally your premium payments paid (adjusted for any prior surrenders or portions thereof that were not taxable). Different rules apply for annuity payments. See “Annuity Payments” below.

The Internal Revenue Code also provides that surrendered earnings may be subject to a penalty tax. The amount of the penalty tax is equal to 10% of the amount that is includable in income. Some surrenders will be exempt from the penalty tax. They include any amounts:

•	paid on or after the taxpayer reaches age 59½;

•	paid after an owner dies;

•	paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•	paid under an immediate annuity; or

•	which come from premium payments made prior to August 14, 1982.

All nonqualified deferred annuity contracts that are issued by Transamerica (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the contract because of the death of an owner or the annuitant. Generally, such amounts should be includable in the income of the recipient:

•	if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•	if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option you select, in general, for nonqualified and certain qualified contracts, only a portion of the annuity payments you receive will be includable in your gross income.

In general, the excludable portion of each annuity payment you receive will be determined as follows:

•	Fixed payments—by dividing the “investment in the contract” on the annuity commencement date by the total expected value of the annuity payments for the term of the payments. This is the percentage of each annuity payment that is excludable.

•	Variable payments—by dividing the “investment in the contract” on the annuity commencement date by the total number of expected periodic payments. This is the amount of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income. Once the “investment in the contract”

has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If you select more than one annuity payment option, special rules govern the allocation of the contract’s entire “investment in the contract” to each such option, for purposes of determining the excludable amount of each payment received under that option. We advise you to consult a competent tax adviser as to the potential tax effects of allocating amounts to any particular annuity payment option.

If, after the annuity commencement date, annuity payments stop because an annuitant died, the excess (if any) of the “investment in the contract” as of the annuity commencement date over the aggregate amount of annuity payments received that was excluded from gross income may possibly be allowable as a deduction for your last taxable year.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information (but not tax advice) regarding U.S. federal income tax consequences to annuity owners that are U.S. persons. Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies. In addition, distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Prospective foreign owners are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation for any annuity contract purchase.

Transfers, Assignments or Exchanges of Contracts

A transfer of ownership or assignment of a contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain annuity commencement dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion. An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or otherwise. You should consult a tax adviser with respect to legal developments and their effect on the contract.

10.     ADDITIONAL FEATURES

Systematic Payout Option

You can select at any time (during the accumulation phase) to receive regular payments from your contract by using the Systematic Payout Option. Under this option, you can receive up to the greater of (1) or (2), divided by the number of payouts made per year, where:

(1)	is up to 10% (annually) of your premium payments (less partial surrenders deemed to be from premium payments); and

(2)	is any gains in the contract.

This amount may be taken free of surrender charges.

Payments can be made monthly, quarterly, semi-annually, or annually and will not begin until one payment period from the date we receive your instructions. Each payment must be at least $50. Monthly and quarterly payments must be made by electronic funds transfer directly to your checking or savings account. There is no charge for this benefit.

If you request an additional surrender while Systematic Payout Option is in effect, the Systematic Payout Option will terminate.

Dollar Cost Averaging Program

During the accumulation phase, you may instruct us to automatically make transfers into one or more variable subaccounts in accordance with your allocation instructions. This is known as Dollar Cost Averaging. While Dollar Cost Averaging buys more accumulation units when prices are low and fewer accumulation units when prices are high, it does not guarantee profits or assure that you will not experience a loss.

There are two Dollar Cost Averaging programs available under your contract:

•	Traditional—You may specify the dollar amount to be transferred or the number of transfers. Transfers will begin as soon as the program is started.

•	Special—You may elect either a six or twelve month program. Transfers will begin as soon as the program is started. You cannot transfer from another investment option into a Special Dollar Cost Averaging program.

A minimum of $250 per transfer is required. A minimum of $1,500 is required to start a 6-month program and $3,000 is required to start a 12-month program. The minimum number of monthly or quarterly transfers is 6 and 4, respectively and the maximum is 24 and 8, respectively.

You can elect to transfer from one of the fixed or variable sources listed on the Dollar Cost Averaging election form (only fixed sources are available for special Dollar Cost Averaging programs).

A Dollar Cost Averaging program will begin once we receive the required instructions and the minimum required premium. If we receive additional premium payments while a Dollar Cost Averaging program is running, absent new instructions to the contrary, the amount of the Dollar Cost Averaging transfers will increase but the length of the Dollar Cost Averaging program will not. If we receive additional premium payments after a Dollar Cost Averaging program is completed, absent new instructions to the contrary, a new Dollar Cost Averaging program will be started using the previous instructions (assuming it meets the minimum Dollar Cost Averaging requirements).

NOTE CAREFULLY:

IF:

•	We do not receive all necessary information to begin a Dollar Cost Averaging program within 30 days of allocating the minimum required amount to a Dollar Cost Averaging program; or

•	We do not receive the minimum required amount to begin a Dollar Cost Averaging program within 30 days of allocating an insufficient amount;

THEN:

•	Any amount in a fixed source will be transferred to the money market investment option; and

•	Any amount in a variable source will remain in that variable investment option; and

•	New instructions will be required to begin a Dollar Cost Averaging program.

IF:

•	You discontinue a Dollar Cost Averaging program before its completion;

THEN:

•	We will, absent new instructions to the contrary, transfer any remaining balance directly into the subaccounts in the Dollar Cost Averaging instructions.

You should consider your ability to continue a Dollar Cost Averaging program during all economic conditions.

There is no charge for this benefit.

The Dollar Cost Averaging Program may vary for certain contracts and may not be available for all contracts. See your contract for availability of the fixed account options.

Asset Rebalancing

During the accumulation phase you can instruct us to automatically rebalance the amounts in your subaccounts to maintain your desired asset allocation. This feature is called Asset Rebalancing and can be started and stopped at any time free of charge. However, we will not rebalance if you are in the Dollar Cost Averaging program or if any other transfer is requested. If you request a transfer, we will honor the requested transfer and discontinue Asset Rebalancing. New instructions are required to start Asset Rebalancing. Asset Rebalancing ignores amounts in the fixed account. You can choose to rebalance monthly, quarterly, semi-annually, or annually.

11.     OTHER INFORMATION

Ownership

You, as owner of the contract, exercise all rights under the contract. You can change the owner at any time by notifying us in writing. An ownership change may be a taxable event.

Assignment

You can also assign the contract any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. There may be limitations on your ability to assign a contract. An assignment may have tax consequences.

Transamerica Financial Life Insurance Company

Transamerica Life Insurance Company of New York was merged with and into AUSA Life Insurance Company, Inc. on or about April 1, 2003, and the name was changed to Transamerica Financial Life Insurance Company. Transamerica Financial Life Insurance Company was incorporated under the laws of the State of New York on October 3, 1947. It is engaged in the sale of life and health insurance and annuity policies. Transamerica is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc. is indirectly owned by AEGON N.V. of The Netherlands, the securities of which are publicly traded. AEGON N.V., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business. Transamerica is licensed in the District of Columbia, and in all states except Hawaii.

All obligations arising under the contracts, including the promise to make annuity payments, are general corporate obligations of Transamerica.

The Separate Account

Transamerica established a separate account, called Separate Account VA-2LNY, under the laws of the State of New York on June 23, 1992. The separate account receives and invests the premium payments that are allocated to it for investment in shares of the underlying fund portfolios.

The separate account is registered with the SEC as a unit investment trust under the 1940 Act. However, the SEC does not supervise the management, the investment practices, or the contracts of the separate account or Transamerica. Income, gains and losses (whether or not realized), from assets allocated to the separate account, are in accordance with the contracts, credited to or charged against the separate account without regard to Transamerica’s other income, gains or losses.

The assets of the separate account are held in Transamerica’s name on behalf of the separate account and belong to Transamerica. However, those assets that underlie the contracts are not chargeable with liabilities arising out of any other business Transamerica may conduct. The separate account may include other subaccounts that are not available under these contracts.

Mixed and Shared Funding

Before making a decision concerning the allocation of premium payments to a particular subaccount, please read the prospectuses for the underlying fund portfolios. The underlying fund portfolios are not limited to selling their shares to this separate account and can accept investments from any separate account or qualified retirement plan. Since the underlying fund portfolios are available to registered separate accounts offering variable annuity products of Transamerica, as well as variable annuity and variable life products of other insurance companies, and qualified retirement plans, there is a possibility that a material conflict may arise between the interests of this separate account and one or more of the other accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including Transamerica, agree to take any necessary steps to resolve the matter. This may include removing their separate accounts from the underlying fund portfolios. See the underlying fund portfolios’ prospectuses for more details.

Exchanges and Reinstatements

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, then there will be a new surrender charge period and other charges may be higher (or lower) and the benefits under this annuity may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

You may surrender your contract and transfer your money directly to another life insurance company (sometimes referred to as a 1035 Exchange or a trustee-to-trustee transfer). You may also ask us to reinstate your contract after such a transfer by returning the same total dollar amount of funds to the applicable investment choices. The dollar amount will be used to purchase new accumulation units at the then-current price. Because of changes in market value, your new accumulation units may be worth more or less than the units you previously owned. We recommend that you consult a tax professional to explain the possible tax consequences of exchanges and/or reinstatements.

Voting Rights

Transamerica will vote all shares of the underlying fund portfolios held in the separate account in accordance with instructions we receive from you and other owners that have voting interests in the portfolios. We will send you and other owners written requests for instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares in proportion to those instructions. If, however, we determine that we are permitted to vote the shares in our own right, we may do so.

Each person having a voting interest will receive proxy material, reports, and other materials relating to the appropriate portfolio.

Distributor of the Contracts

AFSG Securities Corporation is the principal underwriter of the contracts. Like Transamerica, it is a Transamerica Company and a wholly-owned indirect subsidiary of AEGON USA, Inc. It is located at 4333 Edgewood Road NE, Cedar Rapids, IA 52499-0001. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. (NASD).

Commissions of up to 6.25% of premium payments will be paid to broker/dealers who sell the contracts under agreements with AFSG Securities Corporation. These commissions are not deducted from premium payments. In addition, certain production, persistency and managerial bonuses may be paid. Transamerica may also pay compensation to financial institutions for their services in connection with the sale and servicing of the contracts.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker/dealers based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.

Transamerica intends to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the surrender charge;

•	the mortality and expense risk fee;

•	revenues, if any, that we receive from the underlying portfolios or their managers; and

•	investment earnings on amounts allocated to the fixed account.

Commissions paid on the contracts, including other incentives or payments, are not charged to the contract owners or the separate account.

IMSA

We are a member of the Insurance Marketplace Standards Association (IMSA). IMSA is an independent, voluntary organization of life insurance companies. It promotes ethical standards in the sales and advertising of individual life insurance, long-term care insurance, and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org. in the “Consumer” section or by contacting IMSA at: 202-624-2121.

Legal Proceedings

There are no legal proceedings to which the separate account is a party or to which the assets of the account are subject. Transamerica, like other life insurance companies, is involved in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, Transamerica believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the separate account or Transamerica.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary of Terms

The Contract—General Provisions

Certain Federal Income Tax Consequences

Investment Experience

Historical Performance Data

Published Ratings

State Regulation of Transamerica

Administration

Records and Reports

Distribution of the Contracts

Voting Rights

Other Products

Custody of Assets

Legal Matters

Independent Auditors

Other Information

Financial Statements

APPENDIX A

CONDENSED FINANCIAL INFORMATION

(For contracts purchased on or after May 1, 2003)

The “Return of Premium Death Benefit” with Total Separate Account Annual Expenses of 1.30%, and the “Annual Step-Up Death Benefit” with Total Separate Account Annual Expenses of 1.45%, were not offered as of December 31, 2002, therefore condensed financial data is not available that reflects those death benefits.

CONDENSED FINANCIAL INFORMATION

(For contracts purchased prior to May 1, 2003)

The accumulation unit values and the number of accumulation units outstanding for each subaccount from the date of inception are shown in the following tables.

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Appreciation Portfolio(1)
2002	$33.933
2001	$37.729	$33.933	70,733.311
Balanced Portfolio(1)
2002	$12.923
2001	$14.533	$12.923	90,510.336
Developing Leaders Portfolio(1)[a]
2002	$80.652
2001	$86.109	$80.652	5,523.675
Disciplined Stock Portfolio(1)
2002	$17.049
2001	$20.256	$17.049	62,288.395
Growth and Income Portfolio(1)
2002	$29.595
2001	$32.284	$29.595	43,520.208
International Equity Portfolio(1)
2002	$14.381
2001	$20.866	$14.381	3,907.927
International Value Portfolio(1)
2002	$12.088
2001	$13.994	$12.088	7,589.413
Limited Term High Income Portfolio(1)
2002	$9.024
2001	$9.609	$9.024	38,058.118
Quality Bond Portfolio(1)
2002	$18.042
2001	$17.410	$18.042	166,521.840

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Small Company Stock Portfolio(1)
2002	$13.551
2001	$13.456	$13.551	5,397.237
Special Value Portfolio(1)
2002	$16.163
2001	$17.357	$16.163	10,952.036
Stock Index(1)
2002
2001	$48.054	$40.797	77,148.339
Socially Responsible Growth(1)
2002	$29.367
2001	$40.334	$29.367	30,001.575
Core Bond Portfolio(1)
2002	$11.086
2001	$10.877	$11.086	442,461.514
Core Value Portfolio(1)
2002	$11.703
2001	$11.989	$11.703	189,134.552
Emerging Leaders Portfolio(1)
2002	$13.077
2001	$11.890	$13.077	57,641.182
Emerging Markets Portfolio(1)
2002	$7.291
2001	$7.599	$ 7.291	4,395.311
Founders Discovery Portfolio(1)
2002	$5.987
2001	$7.201	$ 5.987	47,065.301
Founders Growth Portfolio(1)
2002	$7.320
2001	$9.574	$ 7.320	68,106.033
Founders International Equity Portfolio(1)
2002	$7.867
2001	$11.473	$ 7.867	14,189.679
Founders Passport Portfolio(1)
2002	$8.081
2001	$11.726	$ 8.081	8,500.203
Japan Portfolio(1)
2002	$5.469
2001	$7.418	$ 5.469	98.956

Total Variable Account Annual Expenses: 1.40%

For Service Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
MidCap Stock Portfolio(1)
2002	$10.715
2001	$10.832	$10.715	70,688.212
Technology Growth Portfolio(1)
2002	$ 7.274
2001	$12.401	$ 7.274	152,267.430

(1)	Sub-Account inception January 22, 2001.

[a]	Formerly known as Small Cap.

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Transamerica Equity(7)a
2002	$11.157
2001	$13.736	$11.157	879,788.976
2000	$15.422	$13.736	1,030,574.761
1999	$11.35	$15.422	938,179.247
1998	$10.00	$11.35	337,225.242
Appreciation Portfolio(2)
2002	$34.053
2001	$38.077	$34.053	2,286,087.389
2000	$38.862	$38.077	2,538,244.334
1999	$35.36	$38.862	2,778,082.022
1998	$27.532	$35.36	2,358,609.519
1997	$21.802	$27.532	1,798,913.636
1996	$17.610	$21.802	1,074,614.761
1995	$13.373	$17.610	587,928.246
1994	$13.160	$13.373	285,265.910
1993	$6.590	$13.160	44,612.892
Balanced Portfolio(6)
2002	$12.949
2001	$14.450	$12.949	1,469,034.235
2000	$15.101	$14.450	1,526,680.134
1999	$14.16	$15.101	1,540,794.857
1998	$11.738	$14.16	857,333.328
1997	$10.000	$11.738	333,714.857
Developing Leaders Portfolio(1)b
2002	$80.956
2001	$87.446	$80.956	721,830.013
2000	$78.255	$87.446	807,721.455
1999	$64.44	$78.255	830,844.928
1998	$67.668	$64.44	949,334.076
1997	$58.773	$67.668	1,031,483.594
1996	$51.121	$58.773	1,000,594.786
1995	$40.064	$51.121	817,445.023
1994	$37.702	$40.064	612,327.237
1993	$39.620	$37.702	138,557.449
Disciplined Stock Portfolio(5)
2002	$17.086
2001	$19.977	$17.086	2,546,567.597
2000	$22.295	$19.977	2,857,474.334
1999	$19.09	$22.295	2,764,507.486
1998	$15.272	$19.09	2,262,990.153
1997	$11.776	$15.272	1,196,912.676
1996	$10.00	$11.776	381,884.114

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Growth and Income Portfolio(4)
2002	$29.686
2001	$31.974	$29.686	1,642,037.894
2000	$33.694	$31.974	1,823,064.055
1999	$29.23	$33.694	1,902,864.700
1998	$26.509	$29.23	2,071,117.603
1997	$23.131	$26.509	2,179,109.968
1996	$19.426	$23.131	1,906,011.179
1995	$12.235	$19.426	764,393.096
International Equity Portfolio(4)
2002	$14.416
2001	$20.643	$14.416	442,312.944
2000	$25.038	$20.643	504,384.816
1999	$15.89	$25.038	458,935.429
1998	$15.422	$15.89	431,892.273
1997	$14.267	$15.422	378,355.293
1996	$12.964	$14.267	226,976.242
1995	$12.024	$12.964	61,152.467
International Value Portfolio(5)
2002	$12.067
2001	$14.101	$12.067	251,627.953
2000	$14.846	$14.101	290,528.407
1999	$11.78	$14.846	325,359.228
1998	$10.982	$11.78	240,526.824
1997	$10.244	$10.982	172,941.244
1996	$10.00	$10.244	47,815.855
Limited Term High Income Portfolio(6)
2002	$9.028
2001	$9.428	$9.028	582,107.026
2000	$10.422	$9.428	673,887.688
1999	$10.73	$10.422	1,076,017.149
1998	$10.852	$10.73	1,308,425.217
1997	$10.000	$10.852	473,373.863
Money Market Portfolio(1)a
2002	$1.349
2001	$1.316	$1.349	27,550,593.478
2000	$1.259	$1.316	21,172,680.183
1999	$1.22	$1.259	18,055,789.503
1998	$1.175	$1.22	17,914,765.700
1997	$1.132	$1.175	12,049,327.817
1996	$1.093	$1.132	10,392,468.634
1995	$1.048	$1.093	9,084,943.487
1994	$1.018	$1.048	8,547,165.659
1993	$1.021	$1.018	2,678,280.492

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Quality Bond Portfolio(1)
2002	$18.095
2001	$17.199	$18.095	1,375,975.313
2000	$15.683	$17.199	1,305,584.850
1999	$15.88	$15.683	1,277,828.172
1998	$15.260	$15.88	1,282,534.621
1997	$14.142	$15.260	987,773.886
1996	$13.908	$14.142	664,469.782
1995	$11.710	$13.908	454,139.991
1994	$12.445	$11.710	164,657.770
1993	$12.310	$12.445	86,752.856
Small Company Stock Portfolio(5)
2002	$13.597
2001	$14.003	$13.597	412,394.391
2000	$13.083	$14.003	461,911.435
1999	$11.99	$13.083	490,455.380
1998	$12.935	$11.99	582,290.495
1997	$10.772	$12.935	513,524.112
1996	$10.00	$10.772	212,878.654
Special Value Portfolio(1)
2002	$16.197
2001	$17.848	$16.197	780,572.270
2000	$17.122	$17.848	875,018.934
1999	$16.19	$17.122	1,025,465.093
1998	$14.185	$16.19	1,081,841.670
1997	$11.682	$14.185	1,017,390.458
1996	$12.292	$11.682	489,733.637
1995	$12.496	$12.292	666,488.480
1994	$12.861	$12.496	820,985.237
1993	$12.797	$12.861	167,686.797
Stock Index(1)
2002	$40.930
2001	$47.264	$40.930	1,421,148.337
2000	$52.828	$47.264	1,551,436.401
1999	$44.42	$52.828	1,484,609.136
1998	$38.128	$44.42	1,117,569.153
1997	$26.791	$35.128	808,857.987
1996	$22.172	$26.791	585,454.420
1995	$16.437	$22.172	365,482.688
1994	$16.521	$16.437	190,496.642
1993	$16.590	$16.521	32,543.274

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Socially Responsible Growth(3)
2002	$29.472
2001	$38.602	$29.472	734,075.958
2000	$43.996	$38.602	801,551.607
1999	$34.30	$43.996	590,500.643
1998	$26.879	$34.30	346,500.316
1997	$21.221	$26.879	230,281.724
1996	$17.752	$21.221	103,732.717
1995	$13.377	$17.752	49,020.846
1994	$13.364	$13.377	24,171.591
1993	$12.490	$13.364	3,555.254
Core Bond Portfolio(10)
2002	$11.095
2001	$10.762	$11.095	556,924.191
2000	$10.00	$10.762	212,811.995
Core Value Portfolio(7)
2002	$11.703
2001	$12.120	$11.703	444,555.462
2000	$10.967	$12.120	299,289.448
1999	$9.29	$10.967	245,134.002
1998	$10.00	$9.29	32,398.128
Emerging Leaders Portfolio(11)
2002	$13.091
2001	$12.209	$13.091	241,122.589
2000	$10.00	$12.209	105,445.462
Emerging Markets Portfolio(11)
2002	$7.283
2001	$7.149	$7.283	21,134.802
2000	$10.00	$7.149	9,505.412
Founders Discovery Portfolio(11)
2002	$6.005
2001	$7.474	$6.005	406,947.457
2000	$10.00	$7.474	301,609.940
Founders Growth Portfolio(8)
2002	$7.333
2001	$9.299	$7.333	544,991.068
2000	$12.632	$9.299	576,124.670
1999	$10.00	$12.632	101,842.513

Total Variable Account Annual Expenses: 1.40%

For Initial Class Shares (continued)

Subaccount	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Accumulation Units Outstanding at End of Period
Founders International Equity Portfolio(9)
2002	$7.860
2001	$11.317	$7.860	168,869.454
2000	$13.894	$11.317	160,697.091
1999	$10.00	$13.894	14,166.033
Founders Passport Portfolio(8)
2002	$8.081
2001	$11.820	$8.081	408,133.299
2000	$16.144	$11.820	480,799.330
1999	$10.00	$16.144	53,674.766
Japan Portfolio(11)
2002	$5.469
2001	$7.692	$5.469	6,666.476
2000	$10.00	$7.692	7,570.257
MidCap Stock Portfolio(7)
2002	$10.726
2001	$11.244	$10.726	606,419.225
2000	$10.529	$11.244	418,749.796
1999	$9.63	$10.529	321,171.239
1998	$10.00	$9.63	221,581.308
Technology Growth Portfolio(9)
2002	$7.305
2001	$11.078	$7.305	3,051,421.844
2000	$15.383	$11.078	3,163,994.205
1999	$10.00	$15.383	1,272,158.607

(1)	Sub-Account inception January 4, 1993.
(2)	Sub-Account inception April 5, 1993.
(3)	Sub-Account inception October 7, 1993.
(4)	Sub-Account inception January 5, 1995.
(5)	Sub-Account inception May 1, 1996.
(6)	Sub-Account inception May 1, 1997.
(7)	Sub-Account inception May 1, 1998.
(8)	Sub-Account inception May 3, 1999.
(9)	Sub-Account inception October 1, 1999.
(10)	Sub-Account inception May 1, 2000.
(11)	Sub-Account inception December 15, 1999.

a	The Transamerica Equity Subaccount and the Money Market Subaccount are available to all contract holders.

b	Formerly known as Small Cap.

APPENDIX B

HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Money Market Portfolio (the “Money Market Subaccount”). These figures will be calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Money Market Subaccount. The yield of the Money Market Subaccount for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a contract in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of an underlying fund subaccount (other than the Money Market Subaccount) for a contract refers to the annualized income generated by an investment under a contract in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a contract has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular contract. To the extent that a premium tax and/or surrender charge is applicable to a particular contract, the yield and/or total return of that contract will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from the service office of Transamerica upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2002, and for the one and five year periods ended December 31, 2002 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee, the administrative charges, including an administration charge of $30 per annum adjusted for average account size. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. Table 1 figures do not reflect any charge for riders or other optional features.

TABLE 1 – A

Standard Average Annual Total Returns (Assuming A Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date
Transamerica Equity				May 1, 1998
Appreciation Portfolio(1)				April 5, 1993
Balanced Portfolio(1)				May 1, 1997
Developing Leaders Portfolio(1)(2)				January 4, 1993
Disciplined Stock Portfolio(1)				May 1, 1996
Growth and Income Portfolio(1)				December 15,1994
International Equity Portfolio(1)				December 15, 1994
International Value Portfolio(1)				May 1, 1996
Limited Term High Income Portfolio(1)				April 30,1997
Quality Bond Portfolio(1)				January 4, 1993
Small Company Stock Portfolio(1)				May 1, 1996
Special Value Portfolio(1)				January 4, 1993
Stock Index Fund(1)				January 4, 1993
Socially Responsible Growth Fund, Inc(1)				October 7, 1993
Core Bond Portfolio(1)				May 1, 2000
Core Value Portfolio(1)				May 1, 1998
Emerging Leaders Portfolio(1)				May 1, 2000
Emerging Markets Portfolio(1)				May 1, 2000
Founders Discovery Portfolio(1)				May 1, 2000
Founders Growth Portfolio(1)				May 3, 1999
Founders International Equity Portfolio(1)				October 1, 1999
Founders Passport Portfolio(1)				May 3, 1999
Japan Portfolio(1)				May 1, 2000
MidCap Stock Portfolio(1)				May 1, 1998
Technology Growth Portfolio(1)				October 1, 1999

TABLE 1 – B

Standard Average Annual Total Returns

(Assuming A Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date
Transamerica Equity				May 1, 1998
Appreciation Portfolio(1)				April 5, 1993
Balanced Portfolio(1)				May 1, 1997
Developing Leaders Portfolio(1)(2)				January 4, 1993
Disciplined Stock Portfolio(1)				May 1, 1996
Growth and Income Portfolio(1)				December 15,1994
International Equity Portfolio(1)				December 15, 1994
International Value Portfolio(1)				May 1, 1996
Limited Term High Income Portfolio(1)				April 30,1997
Quality Bond Portfolio(1)				January 4, 1993
Small Company Stock Portfolio(1)				May 1, 1996
Special Value Portfolio(1)				January 4, 1993
Stock Index Fund(1)				January 4, 1993
Socially Responsible Growth Fund, Inc.(1)				October 7, 1993
Core Bond Portfolio(1)				May 1, 2000
Core Value Portfolio(1)				May 1, 1998
Emerging Leaders Portfolio(1)				May 1, 2000
Emerging Markets Portfolio(1)				May 1, 2000
Founders Discovery Portfolio(1)				May 1, 2000
Founders Growth Portfolio(1)				May 3, 1999
Founders International Equity Portfolio(1)				October 1, 1999
Founders Passport Portfolio(1)				May 3, 1999
Japan Portfolio(1)				May 1, 2000
MidCap Stock Portfolio(1)				May 1, 1998
Technology Growth Portfolio(1)				October 1, 1999

(1)	Service Class Shares were not available until December 31, 2000. The performance figures reflect the performance of the portfolio’s Initial Class Shares through December 29, 2000 and the portfolio’s Service Class Shares thereafter. Because the Service Class shares are subject to a 12b-1 fee, the performance figures presented, with the exception of the 1 year total returns, are higher than they would have been had Service Class Shares been offered for the entire period.
(2)	Formerly known as Small Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may present the total return data described above on a non-standard basis. This means that the data may not be reduced by all the fees and charges under the contract and that the data may be presented for different time periods and for different premium payment amounts. Non-standard performance data will only be disclosed if standard performance data for the required periods is also disclosed. Table 2 shows average annual total returns of the subaccount since their inception reduced by all fees and charges under the contract except surrender charges.

TABLE 2 – A

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Annual Step-Up Death Benefit

(Total Separate Account Annual Expenses: 1.45%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date
Transamerica Equity				May 1, 1998
Appreciation Portfolio(1)				April 5, 1993
Balanced Portfolio(1)				May 1, 1997
Developing Leaders Portfolio(1)(2)				January 4, 1993
Disciplined Stock Portfolio(1)				May 1, 1996
Growth and Income Portfolio(1)				December 15,1994
International Equity Portfolio(1)				December 15, 1994
International Value Portfolio(1)				May 1, 1996
Limited Term High Income Portfolio(1)				April 30,1997
Quality Bond Portfolio(1)				January 4, 1993
Small Company Stock Portfolio(1)				May 1, 1996
Special Value Portfolio(1)				January 4, 1993
Stock Index Fund(1)				January 4, 1993
Socially Responsible Growth Fund, Inc.(1)				October 7, 1993
Core Bond Portfolio(1)				May 1, 2000
Core Value Portfolio(1)				May 1, 1998
Emerging Leaders Portfolio(1)				May 1, 2000
Emerging Markets Portfolio(1)				May 1, 2000
Founders Discovery Portfolio(1)				May 1, 2000
Founders Growth Portfolio(1)				May 3, 1999
Founders International Equity Portfolio(1)				October 1, 1999
Founders Passport Portfolio(1)				May 3, 1999
Japan Portfolio(1)				May 1, 2000
MidCap Stock Portfolio(1)				May 1, 1998
Technology Growth Portfolio(1)				October 1, 1999

TABLE 2 – B

Non-Standard Average Annual Total Returns

(Assuming No Surrender Charge)

Return of Premium Death Benefit

(Total Separate Account Annual Expenses: 1.30%)

Subaccount	1 Year Ended 12/31/02	5 Year Ended 12/31/02	Inception of the Subaccount to 12/31/02	Subaccount Inception Date
Transamerica Equity				May 1, 1998
Appreciation Portfolio(1)				April 5, 1993
Balanced Portfolio(1)				May 1, 1997
Developing Leaders Portfolio(1)(2)				January 4, 1993
Disciplined Stock Portfolio(1)				May 1, 1996
Growth and Income Portfolio(1)				December 15,1994
International Equity Portfolio(1)				December 15, 1994
International Value Portfolio(1)				May 1, 1996
Limited Term High Income Portfolio(1)				April 30,1997
Quality Bond Portfolio(1)				January 4, 1993
Small Company Stock Portfolio(1)				May 1, 1996
Special Value Portfolio(1)				January 4, 1993
Stock Index Fund(1)				January 4, 1993
Socially Responsible Growth Fund, Inc.(1)				October 7, 1993
Core Bond Portfolio(1)				May 1, 2000
Core Value Portfolio(1)				May 1, 1998
Emerging Leaders Portfolio(1)				May 1, 2000
Emerging Markets Portfolio(1)				May 1, 2000
Founders Discovery Portfolio(1)				May 1, 2000
Founders Growth Portfolio(1)				May 3, 1999
Founders International Equity Portfolio(1)				October 1, 1999
Founders Passport Portfolio(1)				May 3, 1999
Japan Portfolio(1)				May 1, 2000
MidCap Stock Portfolio(1)				May 1, 1998
Technology Growth Portfolio(1)				October 1, 1999
(1)	Service Class Shares were not available until December 31, 2000. The performance figures reflect the performance of the portfolio’s Initial Class Shares through December 29, 2000 and the portfolio’s Service Class Shares thereafter. Because the Service Class shares are subject to a 12b-1 fee, the performance figures presented, with the exception of the 1 year total returns, are higher than they would have been had Service Class Shares been offered for the entire period.

(2) Formerly known as Small Cap.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower.

APPENDIX C

POLICY VARIATIONS

The dates shown below are the approximate first issue dates of the various versions of the contract. This Appendix describes certain of the more significant differences in features of the various versions of the contract. There may be additional variations. Please see your actual contract and any attachments for determining your specific coverage.

Contract Form/Endorsement	Approximate First Issue Date
FTCG-501-198 (Contract Form)	January 1998
AE 1142 0100 (endorsement—GMDB)	January 2000
AE 1143 0100 (endorsement—Initial Premium)	January 2000

Product Feature	FTCG-501-198, AE 1142 0100 and AE 1143 0100
Guaranteed Minimum Death Benefit Option(s)	Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit (with a cap of 200%)
Guaranteed Period Options (available in the fixed account)	1, 3, 5 and seven guaranteed periods available.
Minimum effective annual interest rate applicable to the fixed account	3%
Asset Rebalancing	Yes
Death Proceeds

Greatest of (1) the account value; or (2) the guaranteed minimum death benefit, plus additional purchase payments received, less any partial withdrawals and any applicable premium taxes from the date of death to the date of payment of the death proceeds.

Distribution Financing Charge	N/A
Is Mortality & Expense Risk Fee different after the annuity date?	No
Dollar Cost Averaging Fixed Account Option	Yes
Service Charge

Assessed at the end of each contract year before the annuity date and at the time of surrender; Waived if the account value exceeds $50,000 on the last business day of the contract year or at the time of surrender. This service charge is deducted pro-rate from each investment option.

STATEMENT OF ADDITIONAL INFORMATION

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE®

VARIABLE ANNUITY

Issued through

SEPARATE ACCOUNT VA-2LNY

Offered by

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

(Formerly Transamerica Life Insurance Company of New York)

This Statement of Additional Information expands upon subjects discussed in the current prospectus for the Dreyfus/Transamerica Triple Advantage® Variable Annuity offered by Transamerica Financial Life Insurance Company (formerly Transamerica Life Insurance Company of New York) (“Transamerica”). You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-877-717-8861, or by writing to the Customer Care Group, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The prospectus sets forth information that a prospective investor should know before investing in a contract. Terms used in the current prospectus for the contract are incorporated in this Statement of Additional Information.

This Statement of Additional Information (SAI) is not a prospectus and should be read only in conjunction with the prospectus for the contract and the underlying fund portfolios.

Dated: May 1, 2003

TABLE OF CONTENTS

GLOSSARY OF TERMS	3
THE ANNUITY CONTRACT—GENERAL PROVISIONS	5
Owner	5
Entire Contract	5
Misstatement of Age or Sex	5
Addition, Deletion, or Substitution of Investments	6
Reallocation of Annuity Units After the Annuity Commencement Date	7
Annuity Payment Options	7
Death Benefit	8
Death of Owner	10
Assignment	11
Evidence of Survival	11
Non-Participating	11
Amendments	11
Employee and Agent Purchases	11
Present Value of Future Variable Payments	12
Stabilized Payments	12
CERTAIN FEDERAL INCOME TAX CONSEQUENCES	13
Tax Status of the Contract	13
Taxation of Transamerica	17
INVESTMENT EXPERIENCE	18
Accumulation Units	18
Annuity Unit Value And Annuity Payment Rates	19
HISTORICAL PERFORMANCE DATA	22
Money Market Yields	22
Other Subaccount Yields	23
Total Returns	24
Other Performance Data	24
Adjusted Historical Performance Data	25
PUBLISHED RATINGS	25
STATE REGULATION OF AUSA LIFE	25
ADMINISTRATION	26
RECORDS AND REPORTS	26
DISTRIBUTION OF THE CONTRACTS	26
VOTING RIGHTS	26
OTHER PRODUCTS	27
CUSTODY OF ASSETS	27
LEGAL MATTERS	27
INDEPENDENT AUDITORS	27
OTHER INFORMATION	27
FINANCIAL STATEMENTS	28

2

GLOSSARY OF TERMS

Account Value—On or before the annuity commencement date, the account value is equal to the owner’s:

•	premium payments; minus
•	partial surrenders (including the net effect of any applicable excess interest adjustments and/or surrender charges on such surrenders); plus
•	interest credited in the fixed account; plus
•	accumulated gains in the separate account; minus
•	accumulated losses in the separate account; minus
•	any applicable service charges, premium taxes, transfer fees, and any other charges, if any.

Accumulation Unit—An accounting unit of measure used in calculating the account value in the separate account before the annuity commencement date.

Annuitant—The person whose life any annuity payments involving life contingencies will be based on.

Annuity Commencement Date—The date upon which annuity payments are to commence. This date may be any date at least thirty days after the contract date and may not be later than 10 days after the last day of the contract month starting after the annuitant attains age 90, or 10 years from the contract date. The annuity commencement date may have to be earlier for qualified contracts and may be earlier if required by state law.

Annuity Payment Option—A method of receiving a stream of annuity payments selected by the owner.

Annuity Unit—An accounting unit of measure used in the calculation of the amount of the second and each subsequent variable annuity payment.

Application—A written application, order form, or any other information received electronically or otherwise upon which the contract is issued and/or is reflected on the data or specifications page.

Beneficiary—The person who has the right to the death benefit as set forth in the contract.

Business Day—A day when the New York Stock Exchange is open for business.

Cash Value—The account value less any applicable surrender charge, service charge, and premium tax charge, if any.

Code—The Internal Revenue Code of 1986, as amended.

Contract Year—A contract year begins on the date in which the contract become effective and on each anniversary thereof.

Excess Premium Surrenders—The amount of a premium payment surrender which is more than the amount that may be taken free from surrender charge.

Fixed Account—A part of the general account of Transamerica. General account assets consist of all of the assets of Transamerica that are not in separate accounts.

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Guaranteed Period Option—The one year guaranteed interest rate period of the fixed account, which Transamerica may offer and into which premiums may be paid or amounts transferred.

Nonqualified Contract—A contract other than a qualified contract.

Owner—The person who may exercise all rights and privileges under the contract. The owner during the lifetime of the annuitant and prior to the annuity commencement date is the person designated as the owner in the information that we require to issue a contract.

Premium Payment—An amount paid to Transamerica by the owner or on the owner’s behalf as consideration for the benefits provided by the contract.

Qualified Contract—A contract issued in connection with retirement plans that qualify for special federal income tax treatment under the Code.

Separate Account—Separate Account VA-2LNY, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”), to which premium payments under the contracts may be allocated.

Service Charge—An annual charge on each contract anniversary for contract maintenance and related administrative expenses. This annual charge is the lesser of 2% of the account value or $30.

Service Office—Annuity Service Center, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Subaccount—A subdivision within the separate account the assets of which are invested in a specified portfolio of the underlying fund portfolios.

Surrender Charge—A percentage of each premium payment in an amount from 7% to 0% depending upon the length of time from the date of each premium payment. The surrender charge is assessed on full or partial surrenders from the contract. A surrender charge may also be referred to as a “contingent deferred sales charge.”

Valuation Period—The period of time from one determination of accumulation unit and annuity unit values to the next subsequent determination of values. Such determination shall be made on each business day.

Variable Annuity Payments—Payments made pursuant to an annuity payment option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified subaccounts within the separate account.

Written Notice—Written notice, signed by the owner, that gives Transamerica the information it requires and is received at the service office. For some transactions, Transamerica may accept an electronic notice. Such electronic notice must meet the requirements Transamerica establishes for such notices. Telephone instructions are not permitted.

4

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the contract, which may be of interest to a prospective purchaser.

THE ANNUITY CONTRACT—GENERAL PROVISIONS

Owner

The contract shall belong to the owner upon issuance of the contract after completion of an application and delivery of the initial premium payment. While the annuitant is living, the owner may: (1) assign the contract; (2) surrender the contract; (3) amend or modify the contract with Transamerica’s consent; (4) receive annuity payments or name a payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the contract. The exercise of these rights may be subject to the consent of any assignee or irrevocable beneficiary.

Note carefully. If the owner predeceases the annuitant and no joint owner, primary beneficiary, or contingent beneficiary is alive or in existence on the date of death, the owner’s estate will become the new owner. If no probate estate is opened because the owner has precluded the opening of a probate estate by means of a trust or other instrument, that trust may not exercise ownership rights to the contract. It may be necessary to open a probate estate in order to exercise ownership rights to the contract.

The owner may change the ownership of the contract in a written notice. When this change takes effect, all rights of ownership in the contract will pass to the new owner. A change of ownership may have adverse tax consequences.

When there is a change of owner, the change will not be effective until it is recorded in our records. Once recorded, it will take effect as of the date the owner signs the written notice, subject to any payment Transamerica has made or action Transamerica has taken before recording the change. Changing the owner but does not change the designation of the beneficiary or the annuitant.

If ownership is transferred to a new owner (except to the owner’s spouse) because the owner dies before the annuitant, the cash value generally must be distributed to the new owner within five years of the owner’s death, or payments must be made for a period certain or for the new owner’s lifetime so long as any period certain does not exceed that new owner’s life expectancy, if the first payment begins within one year of the owner’s death.

Entire Contract

The contract, any endorsements thereon, and the applications constitute the entire contract between Transamerica and the owner. All statements in the application are representations and not warranties. No statement will cause the contract to be void or to be used in defense of a claim unless contained in the application.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, Transamerica will change the annuity benefit payable to that which the premium payments would have purchased for the correct age or sex. The dollar amount of any

5

underpayment made by Transamerica shall be paid in full with the next payment due such person or the beneficiary. The dollar amount of any overpayment made by Transamerica due to any misstatement shall be deducted from payments subsequently accruing to such person or beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the annuitant may be established at any time by the submission of proof satisfactory to Transamerica.

Addition, Deletion, or Substitution of Investments

Transamerica cannot and does not guarantee that any of the subaccounts will always be available for premium payments, allocations, or transfers. Transamerica retains the right, subject to any applicable law, to make certain changes in the separate account and its investments. Transamerica reserves the right to eliminate the shares of any portfolio held by a subaccount and to substitute shares of another portfolio of the underlying fund portfolios, or of another registered open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in Transamerica’s judgment, investment in any portfolio would be inappropriate in view of the purposes of the separate account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a subaccount will not be made without prior notice to you and the prior approval of the Securities and Exchange Commission (“SEC”). Nothing contained herein shall prevent the separate account from purchasing other securities for other series or classes of variable annuity contracts, or from effecting an exchange between series or classes of variable annuity contracts on the basis of your requests.

New subaccounts may be established when, in the sole discretion of Transamerica, marketing, tax, investment or other conditions warrant. Any new subaccounts may be made available to existing owners on a basis to be determined by Transamerica. Each additional subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. Transamerica may also eliminate one or more subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any subaccount is eliminated, Transamerica will notify you and request a reallocation of the amounts invested in the eliminated subaccount. If no such reallocation is provided by you, Transamerica will reinvest the amounts in the subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments), in another subaccount, or in the fixed account, if appropriate.

In the event of any such substitution or change, Transamerica may, by appropriate endorsement, make such changes in the contracts as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the contracts, the separate account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, Transamerica also may (1) transfer the assets of the separate account associated with the contracts to another account or accounts, (2) restrict or eliminate any voting rights of owners or other persons who have voting rights as to the separate account, (3) create new separate accounts, (4) add new subaccounts to or remove existing subaccounts from the separate account, or combine subaccounts, or (5) add new underlying fund portfolios, or substitute a new fund for an existing fund.

6

Reallocation of Annuity Units After the Annuity Commencement Date

After the annuity commencement date, the owner may reallocate the value of a designated number of annuity units of a subaccount then credited to a contract into an equal value of annuity units of one or more other subaccounts or the fixed account. The reallocation shall be based on the relative value of the annuity units of the subaccount(s) at the end of the business day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the annuity units in the subaccount from which the transfer is being made. If the monthly income of the annuity units remaining in a subaccount after a reallocation is less than $10, Transamerica reserves the right to include the value of those annuity units as part of the transfer. The request must be in writing to Transamerica’s service office. There is no charge assessed in connection with such reallocation. A reallocation of annuity units may be made up to four times in any given contract year.

After the annuity commencement date, no transfers may be made from the fixed account to the separate account.

Annuity Payment Options

During the lifetime of the annuitant and prior to the annuity commencement date, the owner may choose an annuity payment option or change the election, but written notice of any election or change of election must be received by Transamerica at its service office at least thirty (30) days prior to the annuity commencement date. If no election is made prior to the annuity commencement date, annuity payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing account value of the fixed account, or (ii) under Payment Option 3, life income with variable payments for 10 years certain using the existing account value of the separate account, or (iii) in a combination of (i) and (ii).

The person who elects an annuity payment option can also name one or more successor payees to receive any unpaid amount Transamerica has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

A payee who did not elect the annuity payment option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells Transamerica in writing and Transamerica agrees.

Variable Payment Options. The dollar amount of the first variable annuity payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the contract. The tables are based on a 5% effective annual Assumed Investment Return and the “2000 Table”, using an assumed annuity commencement date of 2005 (static projection to this point) with dynamic projection using scale G from that point (100% of G for male, 50% of G for females). The dollar amount of additional variable annuity payments will vary based on the investment performance of the subaccount(s) of the separate account selected by the annuitant or beneficiary.

Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the annuitant. The adjusted age is the annuitant’s actual age nearest birthday, on the annuity commencement date, adjusted as follows:

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Annuity Commencement Date	Adjusted Age
Before 2010	Actual Age
2010-2019	Actual Age minus 1
2020-2026	Actual Age minus 2
2027-2033	Actual Age minus 3
2034-2040	Actual Age minus 4
After 2040	As determined by Transamerica

This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

Determination of Additional Variable Payments. All variable annuity payments other than the first are calculated using annuity units which are credited to the contract. The number of annuity units to be credited in respect of a particular subaccount is determined by dividing that portion of the first variable annuity payment attributable to that subaccount by the annuity unit value of that subaccount on the annuity commencement date. The number of annuity units of each particular subaccount credited to the contract then remains fixed, assuming no transfers to or from that subaccount occur. The dollar value of variable annuity units in the chosen subaccount will increase or decrease reflecting the investment experience of the chosen subaccount. The dollar amount of each variable annuity payment after the first may increase, decrease or remain constant, and equal to the sum of the amounts determined by multiplying the number of annuity units of each particular subaccount credited to the contract by the annuity unit value for the particular subaccount on the date the payment is made.

Death Benefit

Adjusted Partial Surrender. The amount of your guaranteed minimum death benefit is reduced due to an adjusted partial surrender. The reduction amount depends on the relationship between your guaranteed minimum death benefit and account value. The adjusted partial surrender in the guaranteed minimum death benefit is the gross withdrawal times [(a) divided by (b)] where:

(a)	is the amount of the death benefit prior to the excess partial surrender; and
(b)	is the account value prior to the excess partial surrender.

The following examples describe the effect of a surrender on the guaranteed minimum death benefit and account value.

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Example 1

$75,000	current guaranteed minimum death benefit before surrender
$50,000	current account value before surrender
$75,000	current death benefit (larger of account value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	requested surrender
$5,000	surrender charge-free amount (assumes 10% free percentage is available)
$10,000	excess partial surrender — (amount subject to surrender charge)
$600	surrender charge on (excess partial surrender) = 0.06 * 10,000
$10,600	reduction in account value due to excess partial surrender = 10,000 + 600
$23,400	adjusted partial surrender = $15,600 * (75,000/50,000)
$51,600	new guaranteed minimum death benefit (after surrender) = 75,000 - 23,400
$34,400	new account value (after surrender) = 50,000 - 5,000 - 10,600

Summary:
Reduction in guaranteed minimum death benefit	= $23,400
Reduction in account value	= $15,600

Note, the guaranteed minimum death benefit is reduced more than the account value since the guaranteed minimum death benefit was greater than the account value just prior to the surrender.

Example 2

$50,000	current guaranteed minimum death benefit before surrender
$75,000	current account value before surrender
$75,000	current death benefit (larger of account value and guaranteed minimum death benefit)
6%	current surrender charge percentage
$15,000	requested surrender
$7,500	surrender charge-free amount (assumes 10% free percentage is available)
$7,500	excess partial surrender—(amount subject to surrender charge)
$450	surrender charge on (excess partial surrender) = 0.06 * 7,500
$7,950	reduction in account value due to excess partial surrender = 7,500 + 450
$15,450	adjusted partial surrender = $15,450 * (75,000/75,000)
$34,550	new guaranteed minimum death benefit (after surrender) = 50,000 - 15,450
$59,550	new account value (after surrender) = 75,000 - 7,500 - 7,950

Summary:
Reduction in the guaranteed minimum death benefit	= $15,450
Reduction in account value	= $15,450

Note, the guaranteed minimum death benefit and account value are reduced by the same amount since the account value was higher than the guaranteed minimum death benefit just prior to the surrender.

Due proof of death of the annuitant is proof that the annuitant who is the owner died prior to the commencement of annuity payments. A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to Transamerica will constitute due proof of death.

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Upon receipt of this proof and an election of a method of settlement and return of the contract, the death benefit generally will be paid within seven days, or as soon thereafter as Transamerica has sufficient information about the beneficiary to make the payment. The beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the annuity payment options described above, unless a settlement agreement is effective at the death of the owner preventing such election.

Distribution Requirements. If the annuitant dies prior to the annuity commencement date, the death benefit must (1) be distributed within five years of the date of the deceased’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the beneficiary’s lifetime or for a period certain (so long as any period certain does not exceed the beneficiary’s life expectancy). Death proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased’s death. If the sole beneficiary is the deceased’s surviving spouse, such spouse may elect to continue the contract as the new annuitant and owner instead of receiving the death benefit.

If an owner is not the annuitant, and dies prior to the annuity commencement date, new owner may surrender the contract at any time for the amount of the adjusted account value. If the new owner is not the deceased owner’s spouse, however, the adjusted account value must be distributed: (1) within five years after the date of the deceased owner’s death, or (2) payments under an annuity payment option must begin no later than one year after the deceased owner’s death and must be made for the new owner’s lifetime or for a period certain (so long as any period certain does not exceed the new owner’s life expectancy). If the sole new owner is the deceased owner’s surviving spouse, such spouse may elect to continue the contract as a new owner instead of receiving the death benefit.

Beneficiary. The beneficiary designation in the application will remain in effect until changed. The owner may change the designated beneficiary by sending written notice to Transamerica. The beneficiary’s consent to such change is not required unless the beneficiary was irrevocably designated or law requires consent. (If an irrevocable beneficiary dies, the owner may then designate a new beneficiary .) The change will take effect as of the date the owner signs the written notice, whether or not the owner is living when the notice is received by Transamerica. Transamerica will not be liable for any payment made before the written notice is received. If more than one beneficiary is designated, and the owner fails to specify their interests, they will share equally. If upon death of the annuitant there is a surviving owner(s), the surviving owner(s) automatically takes the place of any beneficiary designation.

Death of Owner

Federal tax law requires that if any owner (including any joint owner or any successor owner who has become a current owner) dies before the annuity commencement date, then the entire value of the contract must generally be distributed within five years of the date of death of such owner. Certain rules apply where (1) the spouse of the deceased owner is the sole beneficiary, (2) the owner is not a natural person and the primary annuitant dies or is changed, or (3) any owner dies after the annuity commencement date. See “Certain Federal Income Tax Consequences” for more information about these rules. Other rules may apply to qualified contracts.

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Assignment

During the lifetime of the annuitant the owner may assign any rights or benefits provided by the contract if your contract is a nonqualified contract. An assignment will not be binding on Transamerica until a copy has been filed at its service office. The rights and benefits of the owner and beneficiary are subject to the rights of the assignee. Transamerica assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

Unless the owner so directs by filing written notice with Transamerica, no beneficiary may assign any payments under the contract before they are due. To the extent permitted by law, no payments will be subject to the claims of any beneficiary’s creditors.

Ownership under qualified contracts is restricted to comply with the Code.

Evidence of Survival

Transamerica reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until Transamerica receives such evidence.

Non-Participating

The contract will not share in Transamerica’s surplus earnings; no dividends will be paid.

Amendments

No change in the contract is valid unless made in writing by Transamerica and approved by one of Transamerica’s officers. No registered representative has authority to change or waive any provision of the contract.

Transamerica reserves the right to amend the contracts to meet the requirements of the Code, regulations or published rulings. An owner can refuse such a change by giving written notice, but a refusal may result in adverse tax consequences.

Employee and Agent Purchases

The contract may be acquired by an employee or registered representative of any broker/dealer authorized to sell the contract or their immediate family, or by an officer, director, trustee or bona-fide full-time employee of Transamerica or its affiliated companies or their immediate family. In such a case, Transamerica may credit an amount equal to a percentage of each premium payment to the contract due to lower acquisition costs Transamerica experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. Transamerica may offer certain employer sponsored savings plans, in its discretion, reduced fees and charges including, but not limited to, the annual service charge, the surrender charges, the mortality and expense risk fee and the administrative charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which Transamerica is not presently aware which could result in reduced sales or distribution

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expenses. Credits to the contract or reductions in these fees and charges will not be unfairly discriminatory against any owner.

Present Value of Future Variable Payments

The present value of future variable payments is calculated by taking (a) the supportable payment on the business day we receive the surrender request, times (b) the number of payments remaining, discounted using a rate equal to the AIR.

Stabilized Payments

If you have selected a payout feature that provides for stabilized payments, please note that the stabilized payments remain constant throughout each year and are adjusted on your contract anniversary. Without stabilized payments, each payment throughout the year would fluctuate based on the performance of your selected subaccounts. To reflect the difference in these payments we adjust (both increase and decrease as appropriate) the number of annuity units. The units are adjusted when we calculate the supportable payment. Supportable payments are used in the calculation of surrender values, death benefits and transfers. On your contract anniversary we set the new stabilized payment equal to the current supportable payment. In the case of an increase in the number of variable annuity units, your participation in the future investment performance will be increased since more variable annuity units are credited to you. Conversely, in the case of a reduction of the number of variable annuity units, your participation in the future investment performance will be decreased since fewer variable annuity units are credited to you.

The following table demonstrates, on a purely hypothetical basis, the changes in the number of variable annuity units. The changes in the variable annuity unit values reflect the investment performance of the applicable subaccounts as well as the separate account charge.

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Hypothetical Changes in Annuity Units with Stabilized Payments*
AIR			5.0%
Life & 10 Year Certain
Male aged 65
First Variable Payment			$500
		Beginning Annuity Units	Annuity Unit Values	Monthly Payment Without Stabilization	Monthly Stabilized Payment	Adjustments in Annuity Units	Cumulative Adjusted Annuity Units
At Issue:	January 1	400.0000	1.250000	$500.00	$500.00	0.0000	400.0000
	February 1	400.0000	1.252005	$500.80	$500.00	0.0041	400.0041
	March 1	400.0000	1.252915	$501.17	$500.00	0.0059	400.0100
	April 1	400.0000	1.245595	$498.24	$500.00	(0.0089)	400.0011
	May 1	400.0000	1.244616	$497.85	$500.00	(0.0108)	399.9903
	June 1	400.0000	1.239469	$495.79	$500.00	(0.0212)	399.9691
	July 1	400.0000	1.244217	$497.69	$500.00	(0.0115)	399.9576
	August 1	400.0000	1.237483	$494.99	$500.00	(0.0249)	399.9327
	September 1	400.0000	1.242382	$496.95	$500.00	(0.0150)	399.9177
	October 1	400.0000	1.242382	$496.95	$500.00	(0.0149)	399.9027
	November 1	400.0000	1.249210	$499.68	$500.00	(0.0016)	399.9012
	December 1	400.0000	1.252106	$500.84	$500.00	0.0040	399.9052
	January 1	399.9052	1.255106	$501.92	$501.92	0.0000	399.9052

Expenses included in the calculations are 1.10% mortality and expense risk fee, 0.15% administrative expenses, 0.00% rider charge, and 1.00% portfolio expenses (1.00% is a hypothetical figure). If higher expenses were charged, the numbers would be lower.

CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a contract, based on the Code, as amended, proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to “United States Persons,” and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

Tax Status of the Contract

The following discussion is based on the assumption that the contract qualifies as an annuity contract for federal income tax purposes.

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Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be “adequately diversified” in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. §1.817-5) apply a diversification requirement to each of the subaccounts. The separate account, through its underlying fund portfolios and their portfolios, intends to comply with the diversification requirements of the Treasury. Transamerica has entered into agreements with each underlying fund portfolio company which requires the portfolios to be operated in compliance with the Treasury regulations.

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner’s gross income. Several years ago, the IRS stated in published rulings that a variable annuity contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., you), rather than the insurance company, to be treated as the owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which contractholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets.”

The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, you have the choice of more subaccounts in which to allocate premiums and account values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in you being treated as the owner of the assets of the separate account. In addition, Transamerica does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. Transamerica therefore reserves the right to modify the contracts as necessary to attempt to prevent you from being considered the owner of a pro rata share of the assets of the separate account.

Distribution Requirements. The Code requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of the owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the annuity commencement date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner’s death. If any owner dies before the annuity commencement date, the entire interest in the contract must generally be distributed within 5 years after such owner’s date of death or be used to purchase an immediate annuity under which payments will begin within one year of such owner’s death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the “designated beneficiary” as defined in Section 72(s) of the Code. However, if upon such owner’s death prior to the annuity commencement date, such owner’s surviving spouse becomes the sole new owner under the contract, then the contract may be continued with the surviving spouse as the new owner. Under the contract, the beneficiary is the designated beneficiary of an owner/annuitant and the surviving joint owner is the designated beneficiary of an owner who is not the annuitant. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner, and any death or change of such primary annuitant shall be

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treated as the death of an owner. The nonqualified contracts contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the contracts satisfy all such Code requirements. The provisions contained in the contracts will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Withholding. The portion of any distribution under a contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. The withholding rate varies according to the type of distribution and the owner’s tax status. For qualified contracts, “eligible rollover distributions” from Section 401(a) plans, Section 403(a) annuities, and Section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, other than specified distributions such as distributions required by the Code, distributions of certain after tax contributions, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, if the owner chooses a “direct rollover” from the plan to another tax-qualified plan or IRA. Different withholding requirements may apply in the case of non-United States persons.

Qualified Contracts. The qualified contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59½ (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the contracts or our contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law.

For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70½ or (ii) retires, and must be made in a specified form or manner. If the plan participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70½. Each owner is responsible for requesting distributions under the contract that satisfy applicable tax rules.

Transamerica makes no attempt to provide more than general information about use of the contract with the various types of retirement plans. Purchasers of contracts for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the contract.

Individual Retirement Annuities. In order to qualify as a traditional individual retirement annuity under Section 408(b) of the Code, a contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the contract as collateral security; (iii) subject to special rules, the total premium payments for any calendar year may not exceed the deductible amount specified in the Code ($3,000 for 2002), except in the case of a rollover amount or contribution under Section 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or surrenders must begin no later than April 1 of the calendar year following

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the calendar year in which the annuitant attains age 70½; (v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the account value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as a traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59½ (unless certain exceptions apply) are subject to a 10% penalty tax.

No part of the funds for an individual retirement account (including a Roth IRA) or annuity should be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity contract that provides a death benefit that equals the greater of the premiums paid or the cash value for the contract. The contract provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the contract as an IRA. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the contract, comports with IRA qualification requirements.

Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. Subject to special rules, the amount per individual that may be contributed to all IRAs (Roth and traditional) is the deductible amount specified in the Code ($3,000 for 2002). Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made 5 tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59½, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature surrender penalty tax unless an exception applies. Unlike the traditional IRA, there are no minimum required distributions during the owner’s lifetime; however, required distributions at death are generally the same.

Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59½, separation from service, disability, or financial hardship, except

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that income attributable to elective contributions may not be distributed in the case of hardship.

Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the contract is assigned or transferred to any individual as a means to provide benefit payments. The contract includes a death benefit that in some cases may exceed the greater of the premium payments or the account value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit sharing plan. Because the death benefit may exceed this limitation, employers using the contract in connection with such plans should consult their tax adviser.

Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-government Section 457 plans all such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-government employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Non-Natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the account value as of the close of the taxable year and all previous distributions under the contract over (ii) the sum of the premium payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the contract. Notwithstanding the preceding sentences in this paragraph, Section 72(u) of the Code does not apply to (i) a contract where the nominal owner is not a natural person but the beneficial owner of which is a natural person, (ii) a contract acquired by the estate of a decedent by reason of such decedent’s death, (iii) a qualified contract (other than one qualified under Section 457) or (iv) a single-payment annuity where the annuity commencement date is no later than one year from the date of the single premium payment; instead, such contracts are taxed as described above under the heading “Taxation of Annuities.”

Taxation of Transamerica

Transamerica at present is taxed as a life insurance company under part I of Subchapter L of the Code. The separate account is treated as part of Transamerica and, accordingly, will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Transamerica does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by Transamerica with respect to the separate account, Transamerica may make a

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charge to that account.

INVESTMENT EXPERIENCE

A “net investment factor” is used to determine the value of accumulation units and annuity units, and to determine annuity payment rates.

Accumulation Units

Allocations of a premium payment directed to a subaccount are credited in the form of accumulation units. Each subaccount has a distinct accumulation unit value. The number of units credited is determined by dividing the premium payment or amount transferred to the subaccount by the accumulation unit value of the subaccount as of the end of the valuation period during which the allocation is made. For each subaccount, the accumulation unit value for a given business day is based on the net asset value of a share of the corresponding portfolio of the underlying fund portfolios less any applicable charges or fees. The investment performance of the portfolio, expenses, and deductions of certain charges affect the value of an accumulation unit.

Upon allocation to the selected subaccount, premium payments are converted into accumulation units of the subaccount. The number of accumulation units to be credited is determined by dividing the dollar amount allocated to each subaccount by the value of an accumulation unit for that subaccount as next determined after the premium payment is received at the service office or, in the case of the initial premium payment, when the application is completed, whichever is later. The value of an accumulation unit for each subaccount was arbitrarily established at $1 at the inception of each subaccount. Thereafter, the value of an accumulation unit is determined as of the close of trading on each day the New York Stock Exchange is open for business.

An index (the “net investment factor”) which measures the investment performance of a subaccount during a valuation period is used to determine the value of an accumulation unit for the next subsequent valuation period. The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same from one valuation period to the next. The owner bears this investment risk. The net investment performance of a subaccount and deduction of certain charges affects the accumulation unit value.

The net investment factor for any subaccount for any valuation period is determined by dividing (a) by (b), and subtracting (c) from the result, where:

(a)	is the net result of:

(1)	the net asset value per share of the shares held in the subaccount determined at the end of the current valuation period, plus

(2)	The per share amount of any dividend or capital gain distribution made with respect to the shares held in the subaccount if the ex-dividend date occurs during the current valuation period, plus or minus

(3)	a per share credit or charge for any taxes determined by Transamerica to have resulted during the valuation period from the investment operations of the subaccount and for which it has created a reserve;

(b)	is the net asset value per share of the shares held in the subaccount determined as of the end of the immediately preceding valuation period; and

(c)	is the charge for mortality and expense risk during the valuation period equal on an annual basis to X

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percent of the daily net asset value of the subaccount, where “X” depends on the Death Benefit Option and contract year, plus the 0.15% annual administrative charge.

Illustration of Accumulation Unit Value Calculations

Formula and Illustration for Determining the Net Investment Factor

(Assumes Return of Premium Death Benefit.)

Net Investment Factor = (A + B – C) – E

                                                 D

Where:	A =	The net asset value of an underlying fund portfolio share as of the end of the current valuation period.
		Assume	A = $11.57
	B =	The per share amount of any dividend or capital gains distribution since the end of the immediately preceding valuation period.
		Assume	B = 0
	C =	The per share charge or credit for any taxes reserved for at the end of the current valuation period.
		Assume	C = 0
	D =	The net asset value of an underlying fund portfolio share at the end of the immediately preceding valuation period.
		Assume	D = $11.40
	E =	The daily deduction for mortality and expense risk fees and administrative charges, which totals 1.30% on an annual basis.
		On a daily basis	= 0.0000353875

Then, the net investment factor = (11.57 + 0 – 0) – 0.0000353875 = Z = 1.0148768932

                                                             11.40

Formula and Illustration for Determining Accumulation Unit Value

Accumulation Unit Value = A * B

Where:	A =	The accumulation unit value for the immediately preceding valuation period.
		Assume	= $X
	B =	The Net Investment Factor for the current valuation period.
		Assume	= Y

Then, the accumulation unit value = $X * Y = $Z

Annuity Unit Value And Annuity Payment Rates

The amount of variable annuity payments will vary with annuity unit values. Annuity unit values rise if the net investment performance of the subaccount exceeds the assumed investment return of 5% annually. Conversely,

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annuity unit values fall if the net investment performance of the subaccount is less than the annual assumed investment return. The value of a variable annuity unit in each subaccount was established at $1 on the date operations began for that subaccount. The value of a variable annuity unit on any subsequent business day is equal to (a) multiplied by (b) multiplied by (c), where:

(a)	is the variable annuity unit value for the subaccount on the immediately preceding business day;
(b)	is the net investment factor for that subaccount for the valuation period; and
(c)	is the investment result adjustment factor for the valuation period.

The investment result adjustment factor for the valuation period is the product of discount factors of 0.99986634 per day to recognize the 5% effective annual assumed investment return. The valuation period is the period from the close of the immediately preceding business day to the close of the current business day.

The net investment factor for the contract used to calculate the value of a variable annuity unit in each subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

(i)	is the result of:

(1)	the net asset value of a fund share held in that subaccount determined at the end of the current valuation period; plus
(2)	the per share amount of any dividend or capital gain distributions made by the fund for shares held in that subaccount if the ex-dividend date occurs during the valuation period; plus or minus
(3)	a per share charge or credit for any taxes reserved for, which Transamerica determines to have resulted from the investment operations of the subaccount.
(ii)	is the net asset value of a fund share held in that subaccount determined as of the end of the immediately preceding valuation period.
(iii)	is a factor representing the mortality and expense risk fee and administrative charge. This factor is equal, on an annual basis, to 1.25% of the daily net asset value of a fund share held in that subaccount.

The dollar amount of subsequent variable annuity payments will depend upon changes in applicable annuity unit values.

The annuity payment rates vary according to the annuity option elected and the sex and adjusted age of the annuitant at the annuity commencement date. The contract also contains a table for determining the adjusted age of the annuitant.

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Illustration of Calculations for Annuity Unit Value

and Variable Annuity Payments

Formula and Illustration for Determining Annuity Unit Value

Annuity unit value = A * B * C

Where: A =	Annuity unit value for the immediately preceding valuation period.
	Assume	= $X
B =	Net Investment Factor for the valuation period for which the annuity unit value is being calculated.
	Assume	= Y
C =	A factor to neutralize the Assumed Investment Return of 5% built into the annuity tables used.
	Assume	= Z

Then, the annuity unit value is: $X * Y * Z = $Q

Formula and Illustration for Determining Amount of

First Monthly Variable Annuity Payment

First monthly variable annuity payment = A * B

$1,000

Where: A =	The account value as of the annuity commencement date.
	Assume	= $X
B =	The annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the annuitant according to the tables contained in the contract.
	Assume	= $Y

Then, the first monthly variable annuity payment = $X * $Y = $Z

1,000

21

Formula and Illustration for Determining the Number of Annuity Units

Represented by Each Monthly Variable Annuity Payment

Number of annuity units = A

B

Where: A =	The dollar amount of the first monthly variable annuity payment.
	Assume	= $X
B =	The annuity unit value for the valuation date on which the first monthly payment is due.
	Assume	= $Y

Then, the number of annuity units = $X = Z

$Y

HISTORICAL PERFORMANCE DATA

Money Market Yields

Transamerica may from time to time disclose the current annualized yield of the Money Market Subaccount, which invests in the Money Market Portfolio, for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account; having a balance of 1 unit of the Money Market Subaccount at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a contract that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the administrative charges; and (ii) the mortality and expense risk fee. Current Yield will be calculated according to the following formula:

Current Yield = ((NCS – ES)/UV) * (365/7)

Where:

NCS =	The net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =	Per unit expenses of the subaccount for the 7-day period.
UV =	The unit value on the first day of the 7-day period.

Because of the charges and deductions imposed under a contract, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range

22

from 7% to 0% of the amount of premium surrendered based on the contract year since payment of the premium. However, surrender charges will not be assessed after the seventh contract year.

Transamerica may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCS – ES)/UV))365/7 – 1

Where:

NCS =	The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 subaccount unit.
ES =	Per unit expenses of the subaccount for the 7-day period.
UV =	The unit value on the first day of the 7-day period.

The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 2002, the yield of the Money Market Subaccount was (        %), and the effective yield was (        %) for the Greater of 5% Annually Compounding through age 85 Death Benefit or Annual Step-Up through age 85 Death Benefit. There is no yield or effective yield for the Annual Step-Up Death Benefit or Return of Premium Death Benefit for the seven days ended December 31, 2002, because those death benefits were not available during that period.

Other Subaccount Yields

Transamerica may from time to time advertise or disclose the current annualized yield of one or more of the subaccounts (except the Money Market Subaccount) for 30-day periods. The annualized yield of a subaccount refers to income generated by the subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the subaccount less subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, (iii) compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the subaccount include (i) the administrative charge and (ii) the Mortality and Expense Risk Charge. The 30-day yield is calculated according to the following formula:

Yield = 2 * ((((NI – ES)/(U – UV)) + 1)6 – 1)

Where:

NI =	Net investment income of the subaccount for the 30-day period attributable to the subaccount’s unit.

23

ES =	Expenses of the subaccount for the 30-day period.
U =	The average number of units outstanding.
UV =	The unit value at the close (highest) of the last day in the 30-day period.

Because of the charges and deductions imposed by the separate account, the yield for a subaccount will be lower than the yield for its corresponding portfolio. The yield calculations do not reflect the effect of any premium taxes or surrender charges that may be applicable to a particular contract. Surrender charges range from 7% to 0% of the amount of premium payments surrendered based on the number of years since the premium payment was made.

The yield on amounts held in the subaccounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The types and quality of its investments and its operating expenses affect a subaccount’s actual yield.

Total Returns

Transamerica may from time to time also advertise or disclose total returns for one or more of the subaccounts for various periods of time. One of the periods of time will include the period measured from the date the subaccount commenced operations. When a subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

Total returns will be calculated using subaccount unit values which Transamerica calculates on each business day based on the performance of the separate account’s underlying fund portfolio and the deductions for the mortality and expense risk fee and the administrative charges. Total return calculations will reflect the effect of surrender charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

P(1 + T)N = ERV

Where:

T	=	The average annual total return net of subaccount recurring charges.
ERV	=	The ending redeemable value of the hypothetical account at the end of the period.
P	=	A hypothetical initial payment of $1,000.
N	=	The number of years in the period.

Other Performance Data

Transamerica may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the surrender charge percentage will be assumed to be 0%.

24

Transamerica may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the surrender charge percentage will be 0%.

CTR = (ERV / P)-1

Where:

CTR	= The cumulative total return net of subaccount recurring charges for the period.
ERV	= The ending redeemable value of the hypothetical investment at the end of the period.
P	= A hypothetical initial payment of $1,000.

All non-standard performance data will only be advertised if the standard performance data is also disclosed.

Adjusted Historical Performance Data

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date a particular subaccount commenced operations. Such performance information for the subaccounts will be calculated based on the performance of the various portfolios and the assumption that the subaccounts were in existence for the same periods as those indicated for the portfolios, with the level of contract charges that are currently in effect.

PUBLISHED RATINGS

Transamerica may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor’s Insurance Ratings Services, Moody’s Investors Service and Fitch Financial Ratings. The purpose of the ratings is to reflect the financial strength of Transamerica. The ratings should not be considered as bearing on the investment performance of assets held in the separate account or of the safety or riskiness of an investment in the separate account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, these ratings may be referred to in advertisements or sales literature or in reports to owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance contracts in accordance with their terms.

STATE REGULATION OF AUSA LIFE

Transamerica is subject to the laws of New York governing insurance companies and to regulation by the New York Department of Insurance. An annual statement in a prescribed form is filed with the Department of Insurance each year covering the operation of Transamerica for the preceding year and its financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine Transamerica’s contract liabilities and reserves so that the Department may determine the items are correct. Transamerica’s books and accounts are subject to review by the Department of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, Transamerica is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

25

ADMINISTRATION

Transamerica performs administrative services for the contracts. These services include issuance of the contracts, maintenance of records concerning the contracts, and certain valuation services.

RECORDS AND REPORTS

All records and accounts relating to the separate account will be maintained by Transamerica. As presently required by the 1940 Act, as amended, and regulations promulgated thereunder, Transamerica will mail to all owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation. However, for certain routine transactions (for example, regular monthly premiums deducted from your checking account, or regular annuity payments Transamerica sends to you) you may only receive quarterly confirmations.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the contracts is continuous and Transamerica does not anticipate discontinuing the offering of the contracts, however, Transamerica reserves the right to do so.

AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker/dealers for the distribution of the contracts. During 2002, 2001, and 2000 the amount paid to AFSG Securities Corporation and/or the broker-dealers for their services regarding the contracts was $            , $221,572.17, and $763,699.10, respectively.

VOTING RIGHTS

To the extent required by law, Transamerica will vote the underlying fund portfolios’ shares held by the separate account at regular and special shareholder meetings of the underlying fund portfolios in accordance with instructions received from persons having voting interests in the portfolios, although none of the underlying fund portfolios hold regular annual shareholder meetings. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result Transamerica determines that it is permitted to vote the underlying fund portfolios’ shares in its own right, it may elect to do so.

Before the annuity commencement date, you hold the voting interest in the selected portfolios. The number of votes that you have the right to instruct will be calculated separately for each subaccount. The number of votes that you have the right to instruct for a particular subaccount will be determined by dividing your account value in the subaccount by the net asset value per share of the corresponding portfolio in which the subaccount invests. Fractional shares will be counted.

After the annuity commencement date, the person receiving annuity payments has the voting interest, and the number of votes decreases as annuity payments are made and as the reserves for the contract decrease. The person’s number of votes will be determined by dividing the reserve for the contract allocated to the applicable

26

subaccount by the net asset value per share of the corresponding portfolio. Fractional shares will be counted.

The number of votes that you or the person receiving income payments has the right to instruct will be determined as of the date established by the underlying fund portfolio for determining shareholders eligible to vote at the meeting of the underlying fund portfolio. Transamerica will solicit voting instructions by sending you, or other persons entitled to vote, written requests for instructions prior to that meeting in accordance with procedures established by the underlying fund portfolio. Portfolio shares as to which no timely instructions are received and shares held by Transamerica in which you, or other persons entitled to vote, have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all contracts participating in the same subaccount.

Each person having a voting interest in a subaccount will receive proxy material, reports, and other materials relating to the appropriate portfolio.

OTHER PRODUCTS

Transamerica may make other variable annuity contracts available that may also be funded through the separate account. These variable annuity contracts may have different features, such as different investment options or charges.

CUSTODY OF ASSETS

Transamerica holds the assets of each of the subaccounts. The assets of each of the subaccounts are segregated and held separate and apart from the assets of the other subaccounts and from Transamerica’s general account assets. Transamerica maintains records of all purchases and redemptions of shares of the underlying fund portfolios held by each of the subaccounts. Additional protection for the assets of the separate account is afforded by Transamerica’s fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of Transamerica.

LEGAL MATTERS

Sutherland Asbill & Brennan LLP, of Washington D.C. has provided legal advice for Transamerica relating to certain matters under the federal securities laws applicable to the issue and sale of the contracts.

INDEPENDENT AUDITORS

The statutory-basis financial statements and schedules of Transamerica as of December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners as of December 31, 2002, and for the periods indicated thereon, included in this SAI have been audited by Ernst & Young LLP, Independent Auditors, 801 Grand Avenue, Suite 3400, Des Moines, Iowa, 50309.

OTHER INFORMATION

A registration statement has been filed with the SEC, under the Securities Act of 1933 as amended, with respect

27

to the contracts discussed in this SAI. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this SAI. Statements contained in the prospectus and this SAI concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

FINANCIAL STATEMENTS

The values of the interest of owners in the separate account will be affected solely by the investment results of the selected subaccount(s). Financial statements of the subaccounts of the Separate Account VA-2LNY, which are available for investment by the Dreyfus/Transamerica Triple Advantage® Variable Annuity contract owners, are contained herein. The statutory-basis financial statements and schedules of Transamerica, which are included in this SAI, should be considered only as bearing on the ability of Transamerica to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the separate account.

28

PART C

OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a) Financial Statements

All required financial statements are included in Parts A or B of this Registration Statement.

(b) Exhibits

(1)		Resolution of the Board of Directors of First Transamerica Life Insurance Company (“Transamerica”) authorizing establishment of the Variable Account. (1)

(2)		Not Applicable.

(3)	(a)
Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation, and Dreyfus Service Organization, Inc. (4)

	(b)	Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (3)

	(c)	Distribution Agreement between First Transamerica life Insurance Company and Dreyfus Service Corporation. (3)

	(d)	Form of Sales Agreement among Dreyfus Service Corporation, Dreyfus Service Organization, Inc. and Broker-Dealers. (4)

(e)
Amendment Dated as of August 31, 1993, to Master Agreement among Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company, Transamerica Financial Resources, Inc., Dreyfus Service Corporation and Dreyfus Service Organization, Inc. (5)

	(f)	Amendment Dated as of August 31, 1993 to Principal Agency Agreement between First Transamerica Life Insurance Company and Dreyfus Service Organization, Inc. (5)

	(g)	Amendment Dated as of August 31, 1993 to Distribution Agreement between First Transamerica Life Insurance Company and Dreyfus Service Corporation. (5)

(h)
Form of Sales Agreement among Transamerica Insurance Securities Sales Corporation, Transamerica Occidental Life Insurance Company, First Transamerica Life Insurance Company and Broker/Dealers, dated August 24, 1994. (8)

(i)
Form of Sales Agreement between Transamerica Occidental Life Insurance Company, Transamerica Life Insurance and Annuity Company, First Transamerica Life Insurance Company and Transamerica Securities Sales Corporation. (8)

(3)	(j)	Principal Underwriting Agreement by and between AFSG Securities Corporation and Transamerica Life Insurance Company of New York on its own behalf of its separate investment accounts. Note 17

(3)	(j)(1)
Form of Amendment to Principal Underwriting by and between AFSG Securities Corporation and Transamerica Life Insurance Company of New York on its own behalf and on behalf of its separate investment accounts. Note 17

(4)		Policy Form and Endorsements. (5)

	(a)	Form of Flexible Premium Multi-Funded Individual Deferred Annuity Policy. (5)

	(b)	Form of IRA Endorsement. (5)

	(c)	Form of Automatic Payout Option Endorsement. (5)

	(d)	Form of Dollar Cost Averaging Option Endorsement. (5)

	(e)	Form of Systematic Withdrawal Option Endorsement. (5)

	(f)	Form of Unisex Annuity Rates Endorsement. (5)

	(g)	Form of Fixed Account Rider. (9)

	(h)	Form of Contract. Note 18

(5)		Form of Application. (5)

(5)	(a)	Form of Application. Note 18

	(b)	Form of Application. Note 19

(6)	(a)	Declaration of Intention and Charter of Transamerica. (1)

	(b)	By-Laws of Transamerica. (1)

(7)		Not applicable.

(8)	(a)	Participation Agreement between First Transamerica Life Insurance Company and Dreyfus Variable Investment Fund. (3)

	(a)(1)	Form of Fund Participation Agreement (Dreyfus)(13)

	(b)	Participation Agreement between First Transamerica Life Insurance Company and Dreyfus Life and Annuity Index Fund, Inc. (3)

	(c)	Participation Agreement between First Transamerica Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc. (5)

	(d)	Administrative Services Agreement (Draft) between First Transamerica Life Insurance Company and Vantage Computer Systems, Inc. (3)

	(e)	Form of Participation Agreement between Transamerica Life Insurance Company of New York and Dreyfus Investment Services. (9)

	(f)	Form of Participation Agreement between Transamerica Variable Insurance Fund, Transamerica Securities Sales Corporation and Transamerica Life Insurance Company of New York. (9)

(8)	(f)(1)	Form of Participation Agreement (Transamerica). (13)

(8)	(f)(2)	Form of Addendum Participation Agreement (Transamerica). (13)

(8)	(g)	Participation Agreement among WRL Series Fund, Inc., Western Reserve Life Assurance Co. of Ohio, and PFL Life Insurance Company. Note 14

(8)	(g)(1)
Amendment No. 16 to Participation Agreement among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 15

(8)	(g)(2)
Amendment No. 17 to Participation Agreement among WRL Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica Occidental Life Insurance Company. Note 16

(8)	(g)(3)
Form of Amendment No. 20 to Participation Agreement among AEGON/Transamerica Series Fund, Inc., Transamerica Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company, Transamerica Occidental Life Insurance Company and Transamerica Life Insurance and Annuity Company. Note 17

(9)	(a)	Opinion and Consent of Counsel. (7)

(10)	(a)	Consent of Independent Auditors. (19)

	(b)	Consent of Actuary. (19)

(11)		No financial statements are omitted from item 23.

(12)		Not applicable.

(13)		Performance Data Calculations. 19.

(14)		Not applicable.

(15)	Powers of Attorney.

Alan T. Cunningham (9)	Marc C. Abrahms (18)	Brenda K. Clancy (18)
Daniel E. Jund (9)	Thomas O’Neill (12)	Willam L. Busler (18)
James T. Byrne, Jr. (18)	Robert Rubinstein (18)	Steven E. Frushtick (18)
John A. Fibiger (9)	James B. Roszak (9)	Peter Kunkel (18)
Nooruddin S. Veerjee (9)	Alexander Smith, Jr. (18)	Peter P. Post (18)
Robert F. Colby (18)	Tom A. Schlossberg (13)	Cor H. Verhagen (18)
Mark W. Mullin (18)	Colette F. Vargas (18)	E. Kirby Warren (18)
	William Brown, Jr. (18)	Frank A. Camp (18)
Craig D. Vermie (18)

(1)	Filed with initial filing of the Form N-4 Registration Statement, File No. 33-55152 (December 1, 1992).
(2)	Filed with Pre-Effective Amendment No.1 to the Form N-4 Registration Statement, File No. 33-55152 (February 10, 1993).
(3)	Incorporated by reference to the like-numbered exhibit to Post-Effective Amendment No.1 to the Form N-4 Registration Statement of Transamerica Occidental Life Insurance Company’s Separate Account VA-2L, File No. 33-49998 (April 30, 1993).
(4)	Filed with Post-Effective Amendment No. 1 to the Form N-4 Registration Statement, File No. 33-55152 (June 8, 1993).
(5)	Filed with Post-Effective Amendment No. 2 to the Form N-4 Registration Statement, File No. 33-55152 (April 29, 1994).
(6)	Filed with Post-Effective Amendment No. 3 to the Form N-4 Registration Statement File No. 33-55152 (April 29, 1995).
(7)	Filed with Post-Effective Amendment No. 5 to the Form N-4 Registration Statement File No. 33-55152 (April 26, 1996).
(8)	Filed with Post-Effective Amendment No. 6 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1997)
(9)	Filed with Post-Effective Amendment No. 7 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 1998).
(10)	Filed with Post-Effective Amendment No. 8 to the Form N-4 Registration Statement File No. 33-55152 (February 26, 1999).
(11)	Filed with Post-Effective Amendment No. 10 to the Form N-4 Registration Statement File No. 33-55152 (September 24, 1999).
(12)	Filed with Post-Effective Amendment No. 11 to the Form N-4 Registration Statement File No. 33-55152 (April 28, 2000)
(13)	Filed with Post-Effective Amendment No. 14 to the Form N-4 Registration Statement File No. 33-55152 (April 27, 2001)
(14)	Incorporated herein by reference to Post-Effective Amendment No. 1 to form N-4 Registration Statement (File No. 333-7509) on April 29, 1998.
(15)	Incorporated herein by reference to Initial Filing to form N-4 Registration Statement (File No. 333-62738) on June 11, 2001.
(16)	Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (file No. 33-33085) on April 27, 2001.
(17)	Filed with Post-Effective Amendment No. 15 to Form N-4 Registration Statement File No. 33-55152 (April 30, 2002).
(18)	Filed herewith.
(19)	To be filed by Amendment.

Item 25.    Directors and Officers of the Depositor

Name and Principal Business Address	Position and Offices with Depositor
Mark W. Mullin	Director, Chairman of the Board

Robert Rubinstein	Director, Senior Vice President, Chief Actuary and Chief Operating Officer and Secretary
Alexander Smith, Jr.	Vice President, Administration and Controller
Craig D. Vermie	Vice President
Brenda K. Clancy	Treasurer and Vice President
Marc C. Abrahms	Director
James T. Byrne, Jr.	Director
Robert F. Colby	Director
Colette F. Vargas	Director
William Brown, Jr.	Director
William L. Busler	Director
Steven E. Frushtick.	Director
Peter Kunkel.	Director
Peter P. Post	Director
Cor H. Verhagen.	Director
E. Kirby Warren	Director
Frank A. Camp	Vice President

The Depositor, Transamerica Life Insurance Company of New York (Transamerica), is wholly owned by Transamerica Occidental Life Insurance Company. The Registrant is a segregated asset account of Transamerica.

Item 26.    Persons Controlled by or under Common Control With the Depositor or Registrant.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON USA, Inc.	Iowa	AEGON U.S. Holding Corporation,	Holding company
AEGON U.S. Corporation

RCC North America, L.L.C.	Delaware	100% AEGON USA, Inc.	Real estate

Transamerica Holding Company, L.L.C.	Delaware	100% AEGON USA, Inc.	Holding Company

AEGON Funding Corp.	Delaware	100% Transamerica Holding Company, L.L.C.	Issue debt securities—net proceeds used to make loans to affiliates

First AUSA Life Insurance Company	Maryland	100% Transamerica Holding Company, L.L.C.	Insurance holding company

AUSA Life Insurance Company, Inc.	New York	100% First AUSA Life Insurance Company	Insurance

Life Investors Insurance Company of America	Iowa	100% First AUSA Life Ins. Co.	Insurance

Apple Partners of Iowa, L.L.C.	Iowa	100% LICCA	Apple production, packing, storage and sales

Life Investors Alliance, LLC	Delaware	100% LIICA	Purchase, own, and hold the equity interest of other entities

Transamerica Life Insurance Company	Iowa	100% First AUSA Life Ins. Co.	Insurance

AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Co.	Marketing

AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements

Transamerica Financial Institutions, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life insurance and underwriting services

Southwest Equity Life Ins. Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Iowa Fidelity Life Insurance Co.	Arizona	100% of Common Voting Stock First AUSA Life Ins. Co.	Insurance

Western Reserve Life Assurance Co. of Ohio	Ohio	100% First AUSA Life Ins. Co.	Insurance

WRL Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

WRL Insurance Agency of Alabama, Inc.	Alabama	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Massachusetts, Inc.	Massachusetts	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Nevada, Inc.	Nevada	100% WRL Insurance Agency, Inc.	Insurance Agency

WRL Insurance Agency of Texas, Inc.	Texas	Record shareholder Daniel DeMarco	Insurance Agency

WRL Insurance Agency of Wyoming	Wyoming	100% WRL Insurance Agency, Inc.	Insurance Agency

AEGON/Transamerica Series Fund, Inc.	Maryland	Various	Mutual fund

AEGON/Transamerica Fund Services, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Provides administration for affiliated mutual fund

AEGON/Transamerica Fund Advisors, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Registered investment advisor

World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency

World Financial Group Insurance Agency of Alabama, Inc.	Alabama	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Ohio, Inc.	Ohio	100% World Financial Group Insurance Agency, Inc.	Insurance agency

World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

WFG Insurance Agency of Texas, Inc.	Texas	Record Shareholder Jack Linder	Insurance Agency

World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
World Financial Group Insurance Agency of Nevada, Inc.	Nevada	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of New Mexico, Inc.	New Mexico	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

World Financial Group Insurance Agency of Wyoming	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance Agency

AEGON Equity Group, Inc.	Florida	100% Western Reserve Life Assurance Co. of Ohio	Insurance Agency

Monumental General Casualty Co.	Maryland	100% First AUSA Life Ins. Co.	Insurance

United Financial Services, Inc.	Maryland	100% First AUSA Life Ins. Co.	General agency

Bankers Financial Life Ins. Co.	Arizona	100% First AUSA Life Ins. Co.	Insurance

The Whitestone Corporation	Maryland	100% First AUSA Life Ins. Co.	Insurance agency

Cadet Holding Corp.	Iowa	100% First AUSA Life Insurance Company	Holding company

Monumental General Life Insurance Company of Puerto Rico	Puerto Rico	51% First AUSA Life Insurance Company 49% Baldrich & Associates of Puerto Rico	Insurance

AUSA Holding Company	Maryland	100% Transamerica Holding Company	Holding company

Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company

Trip Mate Insurance Agency, Inc.	Kansas	100% Monumental General Insurance Group, Inc.	Sale/admin. of travel insurance

Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management srvcs. to unaffiliated third party administrator

National Association Management And Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services

Monumental General Mass Marketing, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverages

Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator

Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Provider of automobile extended maintenance contracts

Massachusetts Fidelity Trust Co.	Iowa	100% AUSA Holding Co.	Trust company

Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies

ADB Corporation, L.L.C.	Delaware	100% Money Services, Inc.	Special purpose limited Liability company

ORBA Insurance Services, Inc.	California	26.91% Money Services, Inc.	Insurance agency

Great Companies L.L.C.	Iowa	30% Money Services, Inc.	Markets & sells mutual funds & individually managed accounts

AEGON USA Travel and Conference Services, L.L.C.	Iowa	100% Money Services	Travel and Conference Services

Roundit, Inc.	Maryland	50% AUSA Holding Co.	Financial services

Zahorik Company, Inc.	California	100% AUSA Holding Co.	Broker-Dealer

ZCI, Inc.	Alabama	100% Zahorik Company, Inc.	Insurance agency

Zahorik Texas, Inc.	Texas	100% Zahorik Company, Inc.	Insurance agency

Long, Miller & Associates, L.L.C.	California	33 1/3% AUSA Holding Co.	Insurance agency

AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-Dealer

World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing

Intersecurities, Inc.	Delaware	100% AUSA Holding Co.	Broker-Dealer

Associated Mariner Financial Group, Inc.	Michigan	100% Intersecurities, Inc.	Holding co./management services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Associated Mariner Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Associated Mariner Agency, Inc	Insurance agency

Associated Mariner Agency Ohio, Inc.	Ohio	100% Associated Mariner Agency, Inc.	Insurance agency

Associated Mariner Agency Texas, Inc.	Texas	100% Associated Mariner Agency, Inc.	Insurance agency

PIA General Partner, Inc.	Delaware	100% AUSA Holding Company	General Partner to PIA 2001-A, L.P.

PIA 2001-A, L.P.	Delaware	PIA General, Inc. is the General Partner	Private placement investment limited partnership

Idex Investor Services, Inc.	Florida	100% AUSA Holding Co.	Shareholder services

Idex Management, Inc.	Delaware	100% AUSA Holding Co.	Investment advisor

IDEX Mutual Funds	Massachusetts	Various	Mutual fund

Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor

Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer

George Beram & Company, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting

Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

CRC Creditor Resources Canadian Dealer Network Inc.	Canada	100% Creditor Resources, Inc.	Insurance agency

Premier Solutions Group, Inc.	Maryland	100% Creditor Resources, Inc.	Insurance agency

AEGON USA Investment Management, LLC.	Iowa	100% Transamerica Holding Company, L.L.C.	Investment advisor

AEGON USA Realty Advisors, Inc.	Iowa	100% AUSA Holding Co.	Provides real estate administrative and real estate investment services

AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
QSC Holding, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and financial software production and sales

Realty Information Systems, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc	Information Systems for real estate investment management

USP Real Estate Investment Trust	Iowa	12.89% First AUSA Life Ins. Co. 13.11% PFL Life Ins. Co. 4.86% Bankers United Life Assurance Co.	Real estate investment trust

RCC Properties Limited Partnership	Iowa	AEGON USA Realty Advisors, Inc. is General Partner and 5% owner	Limited Partnership

Commonwealth General Corporation (“CGC”)	Delaware	100% AEGON U.S. Corporation	Holding company

AFSG Securities Corporation	Pennsylvania	100% CGC	Broker-Dealer

Benefit Plans, Inc.	Delaware	100% CGC	TPA for Peoples Security Life Insurance Company

AEGON Alliances, Inc.	Virginia	100% Benefit Plans, Inc.	General agent

Capital 200 Block Corporation	Delaware	100% CGC	Real estate holdings

AEGON Structured Settlements, Inc.	Kentucky	100% CGC	Administrator of structured settlements

AEGON Institutional Markets, Inc.	Delaware	100% CGC	Provider of investment, marketing and admin. Services to ins. cos.

Ampac Insurance Agency, Inc. (EIN 23-1720755)	Pennsylvania	100% CGC	Provider of management support services

Compass Rose Development Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Financial Planning Services, Inc.	Dist. Columbia	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Frazer Association Consultants, Inc.	Illinois	100% Ampac Insurance Agency, Inc.	TPA license-holder

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
National Home Life Corporation	Pennsylvania	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Valley Forge Associates, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Furniture & equipment lessor

Veterans Benefits Plans, Inc.	Pennsylvania	100% Ampac Insurance Agency, Inc.	Administrator of group insurance programs

Veterans Insurance Services, Inc.	Delaware	100% Ampac Insurance Agency, Inc.	Special-purpose subsidiary

Academy Insurance Group, Inc.	Delaware	100% CGC	Holding company

Academy Life Insurance Co.	Missouri	100% Academy Insurance Group, Inc.	Insurance company

Pension Life Insurance Company of America	New Jersey	100% Academy Life Insurance Company	Insurance company

FED Financial, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Massachusetts Insurance Agency, Inc.	Massachusetts	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ammest Realty, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Ampac, Inc.	Texas	100% Academy Insurance Group, Inc.	Managing general agent

Ampac Insurance Agency, Inc. (EIN 23-2364438)	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Group, Inc.	Delaware	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

Force Financial Services, Inc.	Massachusetts	100% Force Fin. Group, Inc.	Special-purpose subsidiary

Military Associates, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOAA Management Company	Texas	100% Academy Insurance Group, Inc.	Special-purpose subsidiary

NCOA Motor Club, Inc.	Georgia	100% Academy Insurance Group, Inc.	Automobile club

Unicom Administrative Services, Inc.	Pennsylvania	100% Academy Insurance Group, Inc.	Provider of admin. services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Unicom Administrative Services, GmbH	Germany	100% Unicom Administrative Services, Inc.	Provider of admin. services

Capital General Development Corporation	Delaware	100% CGC	Holding company

Monumental Life Insurance Company	Maryland	73.23% Capital General Development Company 26.77% First AUSA Life Insurance Company	Insurance company

Exchange Management Services, Inc.	Missouri	100% Monumental Life Insurance Company	Management company

AEGON Direct Marketing Services, Inc.	Maryland	100% Monumental Life Insurance Company	Marketing company

Peoples Benefit Life Insurance Company	Iowa	3.7% CGC 20.0% Capital Liberty, L.P. 76.3% Monumental Life Insurance Company	Insurance company

Veterans Life Insurance Co.	Illinois	100% Transamerica Holding Company, L.L.C.	Insurance company

Peoples Benefit Services, Inc.	Pennsylvania	100% Veterans Life Ins. Co.	Special-purpose subsidiary

Coverna Direct Insurance Insurance Agency, Inc.	Maryland	100% Peoples Benefit Life Insurance Company	Insurance agency

Ammest Realty Corporation	Texas	100% Monumental Life Insurance Company	Special purpose subsidiary

JMH Operating Company, Inc.	Mississippi	100% Peoples Benefit Life Insurance Company	Real estate holdings

Capital Liberty, L.P.	Delaware	99.0% Monumental Life Insurance Company 1.0% CGC	Holding Company

Consumer Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Credit Card Protection

Global Premier Reinsurance Company, LTD.	British Virgin Islands	100% Commonwealth General Corporation	Insurance and Reinsurance company

Health Benefits Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan

Quest Membership Services, Inc.	Delaware	100% Commonwealth General Corporation	Travel discount plan

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation

J.C. Penney Life Insurance Corporation	Vermont	100% Commonwealth General Corporation	Insurance

Stonebridge Insurance Company	Wisconsin	100% J.C. Penney Life Insurance Company	Insurance

Insurance Consultants, Inc.	Nebraska	100% Commonwealth General Corporation	Brokerage

ICON Partners Limited	United Kingdom	100% Insurance Consultants, Inc.	Marketing company

J.C. Penney Casualty Insurance Company	Ohio	100% Commonwealth General Corporation	Insurance

AEGON N.V.	Netherlands	51.27% of Vereniging AEGON Netherlands Membership Association	Holding Company

Groninger Financieringen B.V.	Netherlands	Held through AEGON Nevak Holding B.V.	Holding Company

AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Derivatives	Netherlands	100% AEGON N.V.	Holding Company

AEGON International N.V.	Netherlands	100% AEGON N.V.	Holding Company

AEGON Trust Advisory Board Members: K.J.Storm Donald J. Shepard Joseph Streppel Dennis Hersch	Delaware	100% AEGON International N.V.	Manage assets of AEGON U.S. Holding Corporation

AEGON U.S. Holding Corporation	Delaware	100% AEGON Trust	Holding company

AEGON DMS Holding B.V.	Netherlands	100% AEGON International N.V.	Holding company

JCPenney Financial & Marketing Services Group LTD	Korea	100% AEGON DMS Holding B.V.	Marketing

JCPenney Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing

Canadian Premier Holdings LTD	Canada	100% AEGON DMS Holding B.V.	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings LTD	Holding company

Legacy General Insurance Company	Canada	100% Canadian Premier Life Insurance Company	Insurance

Cornerstone International Holdings LTD	United Kingdom	100% AEGON DMS Holding B.V.	Holding company

Cornerstone International Marketing LTD	United Kingdom	100% Cornerstone International Holdings, LTD	Marketing company

Stonebridge International Insurance LTD	United Kingdom	100% Cornerstone International Marketing, LTD	Insurance company

JCPenney Direct Asia Pacific Pty LTD	Australia	100% AEGON DMS Holding B.V.	Holding company

JCPenney Direct Service Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Operations company

JCPenney Insurance Marketing Asia Pacific Pty LTD	Australia	100% JCPenney Direct Asia Pacific Pty LTD	Marketing company

Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Insurance Agent

COPRA Reinsurance Company	New York	100% AEGON U.S. Holding Corporation	Reinsurance

AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Insurance holding company

AEGON U.S. Corporation	Iowa	100% AEGON U.S. Holding Corporation	Holding company

Transamerica Corporation (“TAC”)	Delaware	100% AEGON NV	Major interest in insurance and finance

AEGON Funding Corp. II	Delaware	100% TAC	Commercial paper insurance

Transamerica Pacific Insurance Company, Ltd.	Hawaii	100% TAC	Life insurance

TREIC Enterprises, Inc.	Delaware	100% TFC	Investments

Terrapoint, LLC	Delaware	50% TREIC Enterprises, Inc.	Data Processing

ARC Reinsurance Corporation	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Inter-America Corporation	California	100% Transamerica Corp.	Insurance Broker

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corp.	Property & Casualty Insurance

Transamerica Business Tech Corp.	Delaware	100% Transamerica Corp.	Telecommunications and data processing

Transamerica CBO I, Inc.	Delaware	100% Transamerica Corp.	Owns and manages a pool of high-yield bonds

Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corp.	Name holding only—Inactive

Transamerica Finance Corp.	Delaware	100% Transamerica Corp.	Commercial & Consumer Lending & equipment leasing

Transamerica Public Finance, LLC	Delaware	70% TCFCI, 30% TFC	Finance

TFC Properties, Inc.	Delaware	100% Transamerica Finance Corp.	Holding Company

Transamerica Retirement Communities, S.F., Inc.	Delaware	100% TFC Properties, Inc.	Own property

Transamerica Retirement Communities, S.J., Inc.	Delaware	100% TFC Properties, Inc.	Own property

TA Leasing Holding Co., Inc.	Delaware	100% Transamerica Finance Corp.	Holding company

Trans Ocean Ltd.	Delaware	100% TA Leasing Holding Co. Inc.	Holding company

Trans Ocean Container Corp. (“TOCC”)	Delaware	100% Trans Ocean Ltd.	Intermodal leasing

SpaceWise Inc.	Delaware	100% TOCC	Intermodal leasing

Trans Ocean Container Finance Corp.	Delaware	100% TOL	Intermodal leasing

Trans Ocean Leasing Deutschland GmbH	Germany	100% TOCC	Intermodal leasing

Trans Ocean Leasing PTY Ltd.	Austria	100% TOCC	Intermodal leasing

Trans Ocean Management S.A.	Switzerland	100% TOCC	Intermodal leasing

Trans Ocean Regional Corporate Holdings	California	100% TOCC	Holding company

Trans Ocean Tank Services Corp.	Delaware	100% TOCC	Intermodal leasing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Leasing Inc.	Delaware	100% TA Leasing Holding Co.	Leases & Services intermodal equipment

Transamerica Leasing Holdings Inc. (“TLHI”)	Delaware	100% Transamerica Leasing Inc.	Holding company

Greybox Logistics Services Inc.	Delaware	100% TLHI	Intermodal leasing

Greybox L.L.C. (“G”)	Delaware	100% TLHI	Intermodal freight container interchange facilitation service

Transamerica Trailer Leasing S.N.C.	France	100% Greybox L.L.C.	Leasing

Greybox Services Limited	U.K.	100% TLHI	Intermodal leasing

Intermodal Equipment, Inc.	Delaware	100% TLHI	Intermodal leasing

Transamerica Leasing N.V.	Belg.	100% Intermodal Equipment Inc.	Leasing

Transamerica Leasing SRL	Italy	100% Intermodal Equipment Inc.	Leasing

Transamerica Distribution Services, Inc.	Delaware	100% TLHI	Dormant

Transamerica Leasing Coordination Center	Belg.	100% TLHI	Leasing

Transamerica Leasing do Brasil Ltda.	Braz.	100% TLHI	Container Leasing

Transamerica Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing Sp. z.o.o	Poland	100% TLHI	Leasing

Transamerica Leasing Limited	U.K.	100% TLHI	Leasing

ICS Terminals (UK) Limited	U.K.	100% Transamerica Leasing Limited	Leasing

Transamerica Leasing Pty. Ltd.	Australia	100% TLHI	Leasing

Transamerica Leasing (Canada) Inc.	Canada	100% TLHI	Leasing

Transamerica Leasing (HK) Ltd.	H.K.	100% TLHI	Leasing

Transamerica Leasing (Proprietary) Limited	S. Africa	100% TLHI	In Liquidation—Intermodal leasing

Transamerica Trailer Holdings I Inc.	Delaware	100% TLHI	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Trailer Holdings II Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Holdings III Inc.	Delaware	100% TLHI	Holding company

Transamerica Trailer Leasing AB	Swed.	100% TLHI	Leasing

Transamerica Trailer Leasing AG	Switzerland	100% TLHI	Leasing

Transamerica Trailer Leasing A/S + C66	Denmark	100% TLHI	Leasing

Transamerica Trailer Leasing GmbH	Germany	100% TLHI	Leasing

Transamerica Trailer Leasing (Belgium) N.V.	Belgium	100% TLHI	Leasing

Transamerica Trailer Leasing (Netherlands) B.V.	Netherlands	100% TLHI	Leasing

Transamerica Alquiler de Trailer Spain S.L.	Spain	100% TLHI	Leasing

Transamerica Transport Inc.	New Jersey	100% TLHI	Dormant

Transamerica Commercial Finance Corporation, I (“TCFCI”)	Delaware	100% Transamerica Finance Corp.	Holding company

Transamerica Equipment Financial Services Corporation	Delaware	100% TCFCI	Investment in Various equipment leases and loans

BWAC Credit Corporation	Delaware	100% TCFCI	Inactive

BWAC International Corporation	Delaware	100% TCFCI	Retail Appliance and furniture stores

BWAC Twelve, Inc.	Delaware	100% TCFCI	Holding company

TIFCO Lending Corporation	Illinois	100% BWAC Twelve, Inc.	General financing

Transamerica Insurance Finance Corporation (“TIFC”)	Maryland	100% BWAC Twelve, Inc.	Insurance premium financing

Transamerica Insurance Finance Corporation, California	California	100% TIFC	Insurance premium

Transamerica Insurance Finance Company (Europe)	Maryland	100% TIFC	Insurance premium

Transamerica Insurance Finance Corporation, Canada	Ontario	100% TIFC	Insurance premium financing

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
T Holdings, Inc.	DE	100% TCFCI	Holding Company

M Credit, Inc.	Delaware	100% TCFCI	Commercial lending

Transamerica Mezzanine Financing, Inc.	Delaware	100% T Holdings, Inc.	Holding company

Bay Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Coast Funding Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Transamerica Small Business Capital, Inc. (“TSBC”)	Delaware	100% M Credit, Inc.	Holding company

Emergent Business Capital Holdings, Inc.	Delaware	100% TSBC	Dormant

Gulf Capital Corporation	Delaware	100% M Credit, Inc.	Special purpose corporation

Direct Capital Equity Investment, Inc.	Delaware	100% M Credit, Inc.	Small business loans

TA Air East, Corp.	Delaware	100% TEFSC	Special purpose corporation

TA Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air II, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air IV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air V, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air VIII, Corp.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA Air IX, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air X, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XV, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVI, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XVIII, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Air XIX, Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 803 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 400 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 429/448 Corp.	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 630 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Steel I, LLC	Delaware	100% TEFS	Special purpose corporation

Transamerica Aviation 24245/24246 Corp.	Delaware	100% TEFS	Special purpose corporation

TA Heli I, Inc.	Delaware	100% TEFS	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TA Marine I, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine II, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine IV, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine VI, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine V, Inc.	Delaware	100% TEFS	Special purpose corporation

TA Marine III, Corp.	Delaware	100% TEFS	Special purpose corporation

TA Public Finance Air I, Corp.	Delaware	100% TEFS	Special purpose corporation

TBC I, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Facta, LLP	Delaware	100% TBC I, Inc.	Commercial finance

TBC III, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transcap Trade Finance	Delaware	100% TBC III, Inc.	Commercial finance

TBC IV, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Transamerica Commercial Real Estate Finance, LLC	Delaware	100% T Holdings, Inc.	Bridge financing

TBC V, Inc.	Delaware	100% T Holdings, Inc.	Special purpose corporation

Breakthrough Funding LLP	Delaware	100% TBC V, Inc.	Commercial finance

TBC Tax I, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax II, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax III, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IV, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TBC Tax V, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VI, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax VIII, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

TBC Tax IX, Inc.	Delaware	100% M Credit, Inc.	Special purpose corporation

The Plain Company	Delaware	100% TEFS	Special purpose corporation

Transamerica Distribution Finance Corporation (“TDFC”)	Delaware	100% TCFCI	Holding company

Transamerica Accounts Holding Corp.	Delaware	100% TDFC	Holding company

ARS Funding Corporation	Delaware	100% Transamerica Accounts Holding Corporation	Dormant

Transamerica Commercial Finance Corporation (“TCFC”)	Delaware	100% TIFC	Finance company

Transamerica Acquisition Corporation, Canada	Canada	100% TCFCC	Holding company

Transamerica Distribution Finance Corporation—Overseas, Inc. (“TDFOI”)	Delaware	100% TCFC	Commercial Finance

TDF Mauritius Limited	Mauritius	100% TDFOI	Mauritius holding company

Transamerica Apple Distribution Finance Public Limited	India	69.94% TDF-Mauritius, Limited	Transamerica Distribution Finance Joint Venture

Inventory Funding Trust	Delaware	100% TCFC	Delaware Business Trust

Inventory Funding Company, LLC	Delaware	100% Inventory Funding Trust	Holding company

TCF Asset Management Corporation	Colorado	100% TCFC	A depository for foreclosed real and personal property

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Special purpose corporation

Transamerica Distribution Finance Factorje S.A. DE C.V.	Mexico	99% TCFC	Inactive

Transamerica Joint Ventures, Inc.	Delaware	100% TCFC	Holding company

Amana Finance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

American Standard Financial Services	Illinois	50% Transamerica Joint Ventures, Inc.	Finance

Penske Financial Services LLC	Delaware	50% Transamerica Joint Ventures, Inc.	Commercial finance

Polaris Acceptance	Illinois	50% Transamerica Joint Ventures, Inc.	Commercial finance

Transamerica Inventory Finance Corporation (“TIFC”)	Delaware	100% TDFC	Holding company

Transamerica GmbH, Inc.	Delaware	100% TIFC	Holding company

Transamerica Fincieringsmaatschappij B.V.	Netherlands	100% Trans. GmbH, Inc.	Commercial lending in Europe

BWAC Seventeen, Inc.	Delaware	100% TIFC	Holding company

Transamerica Commercial Finance Canada, Limited	Ontario	100% BWAC Seventeen, Inc.	Dormant

Transamerica Commercial Finance Corporation, Canada	Canada	100% BWAC Seventeen, Inc.	Commercial finance

Cantrex Group Inc.	Quebec	76% TACC	Buying group and retail merchant services

2953-9087 Quebec Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Corbeil Electrique, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

Prestex Marketing, Inc.	Quebec	100% Cantrex Group, Inc.	Dormant

BWAC Twenty-One, Inc.	Delaware	100% TIFC	Holding company

ODBH Ltd/Harley Davidson Acceptance	United Kingdom	100% BWAC Twenty-One, Inc.	Finance

Transamerica Technology Services Limited	United Kingdom	100% TCFL	Inactive

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Commercial Finance Limited (“TCFL”)	U.K.	100% Transamerica Commercial Holdings Limited	Commercial lending

TDF Credit Insurance Services Limited	U.K.	100% TCFL	Credit insurance brokerage

Whirlpool Financial Corporation Polska Spozoo	Poland	100% TCFL	Inactive—commercial finance

Transamerica Commercial Holdings Limited	U.K.	33% BWAC Twenty-One Inc.	Holding company

Transamerica Trailer Leasing Limited	New York	100% Transamerica Commercial Holdings Limited	Special purpose corporation

Transamerica Distribution Capital Services, Iberica	Spain	100% Transamerica Commercial Holdings Limited	Inactive

Transamerica Commercial Finance France S.A.	France	100% TIFC	Factoring company

Transamerica GmbH	Frankfurt, Germany	100% GmbH	Commercial lending in Germany

Transamerica Retail Financial Services Corporation (“TRFSC”)	Delaware	100% TDFC	Provides retail financing

Transamerica Bank, NA	Delaware	100% TRFSC	Bank

Transamerica Consumer Finance Holding Company (“TCFHC”)	Delaware	100% TRFSC	Consumer finance holding company

Transamerica Mortgage Company	Delaware	100% TCFHC	Consumer mortgages

Transamerica Consumer Mortgage Receivables Company	Delaware	100% TCFHC	Securitization company

Metropolitan Mortgage Company	Florida	100% TCFHC	Consumer mortgages

First Florida Appraisal Services, Inc.	Florida	100% Metropolitan Mtg. Co.	Appraisal and inspection services

First Georgia Appraisal Services, Inc.	Georgia	100% First FL App. Srvc, Inc.	Appraisal services

Freedom Tax Services, Inc.	Florida	100%. Metropolitan Mtg. Co.	Property tax information services

J.J. & W. Advertising, Inc.	Florida	100% Metropolitan Mtg. Co.	Advertising and marketing services

J.J. & W. Realty Services, Inc.	Florida	100% Metropolitan Mtg. Co.	To hold problem REO properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Liberty Mortgage Company of Ft. Myers, Inc.	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Metropolis Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Perfect Mortgage Company	Florida	100% Metropolitan Mtg. Co.	No active business/Name holding only

Transamerica Vendor Financial Service Corporation	Delaware	100% TDFC	Provides commercial leasing

Transamerica Distribution Finance Corporation de Mexico S. de R.L. de C.V.	Mexico	99% TCFC	Holding company in Mexican subsidiaries

TDF de Mexico S. de R.L. de C.V.	Mexico	99% TDFC Mex	Service company for Whirlpool receivables

Transamerica Corporate Services De Mexico S. de R.L. de CV	Mexico	99% TDFC Mex	Holds employees

Transamerica Distribution Finance Factorje S.A. de C.V.	Mexico	99% TCFC	Finance company

Transamerica Distribution Finance Insurance Services, Inc.	Illinois	100% TCFC	Finance company

Transamerica Flood Hazard Certification, Inc.	Delaware	100% TFC	Flood Zone certification service

Transamerica Home Loan	California	100% TFC	Consumer mortgages

Transamerica Lending Company	Delaware	100% TFC	In liquidation—lending

Transamerica Public Finance, LLC	Delaware	70% TFC	Financial Services

Transamerica Financial Products, Inc.	California	100% Transamerica Corp.	Investments

Transamerica Insurance Corporation (“TIC”)	Iowa	100% TIHI	Holding company

Plaza Insurance Sales Inc.	California	100% TIC	Casualty insurance placement

Transamerica Advisors, Inc.	California	100% TIC	Retail sale of investment advisory services

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Annuity Services Corp.	New Mexico	100% TIC	Performs services required for structured settlements

Transamerica Financial Advisors, Inc.	Delaware	100% TIC	Retail sale of securities products

Financial Resources Insurance Agency of Texas	Texas	100% Transamerica Fin. Adv.	Retail sale of securities products

TBK Insurance Agency of Ohio, Inc.	Ohio	100% Transamerica Fin Adv.	Variable insurance contract sales in state of Ohio

Transamerica Financial Resources Agency of Alabama, Inc.	Alabama	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica Financial Resources Ins. Agency of Massachusetts, Inc.	Massachusetts	100% Transamerica Fin. Adv.	Insurance agent & broker

Transamerica International Insurance Services, Inc. (“TIISI”)	Delaware	100% TIC	Holding & administering foreign operations

AEGON Canada Inc. (“ACI”)	Canada	100% TIHI	Holding company

Transamerica Life Canada	Canada	100% ACI	Life insurance company

Home Loans and Finance Ltd.	U.K.	100% TIISI	Inactive

Transamerica Occidental Life Insurance Company (“TOLIC”)	Iowa	100% TIC	Life insurance

NEF Investment Company	California	100% TOLIC	Real estate development

Transamerica China Investments Holdings Limited	Hong Kong	99% TOLIC	Holding company

Transamerica Life Insurance and Annuity Company (“TALIAC”)	N. Carolina	100% TOLIC	Life insurance

Transamerica Assurance Company	Missouri	100% TALIAC	Life and disability insurance

Gemini Investments, Inc.	Delaware	100% TALIAC	Investment subsidiary

Transamerica Life Insurance Company of New York	New York	100% TOLIC	Insurance sales

Transamerica South Park Resources, Inc.	Delaware	100% TOLIC	Market analysis

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business

Transamerica Variable Insurance Fund	Maryland	100% TOLIC	Mutual Fund

USA Administration Services, Inc.	Kansas	100% TOLIC	Third party administrator

Transamerica Products, Inc. (“TPI”)	California	100% TIC	Holding company

Transamerica Products I, Inc.	California	100% TPI	Co-general partner

Transamerica Securities Sales Corp.	Maryland	100% TIC	Life insurance sales

Transamerica Service Company	Delaware	100% TIC	Passive loss tax service

Transamerica International RE (Bermuda) Ltd.	Bermuda	100% TAC	Reinsurance

Transamerica Intellitech, Inc.	Delaware	100% TFC	Real estate information and technology services

Transamerica International Holdings, Inc. (“TIHI”)	Delaware	100% TAC	Holding company

Transamerica Investment Services, Inc. (“TISI”)	Delaware	100% TAC	Investment adviser

Transamerica Income Shares, Inc.	Maryland	100% TISI	Mutual fund

Transamerica Real Estate Tax Service, Inc.	Delaware	100% TFC	Real estate tax reporting and processing services

Transamerica Realty Services, Inc. (“TRS”)	Delaware	100% TAC	Real estate investments

Bankers Mortgage Company of CA	California	100% TRS	Investment management

Pyramid Investment Corporation	Delaware	100% TRS	Real estate company

The Gilwell Company	California	100% TRS	Ground lessee of 517 Washington Street, San Francisco

Transamerica Affordable Housing, Inc.	California	100% TRS	General partner LHTC Partnership

Transamerica Minerals Company	California	100% TRS	Owner and lessor of oil and gas properties

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Oakmont Corporation	California	100% TRS	General partner retirement properties

Auto Funding Services, LLC	Delaware	100% TBCC	Commercial lending

TBCC Funding II, L.L.C.	Delaware	100% TBCC Funding Trust II	Special purpose corporation

Private Label Funding LLC	Delaware	100% TBCC Funding Trust II	Special purpose corporation

TBCC Funding Trust II	Delaware	100% TCFCI	Trust

TBCC Funding I, L.L.C.	Delaware	100% TBCC Funding I, LLC	Special purpose corporation

TBCC Funding Trust I	Delaware	100% TCFCI	Trust

Direct Capital Partners, LLC	Delaware	Various members	Investment banking

Inland Water Transportation LLC	Delaware	100% Direct Capital Partners, L.P.	Finance barges

Direct Capital Partners, L.P.	Delaware	100% Direct Capital Partners, LLC	Investment banking

Transamerica Business Capital Corporation	Delaware	100% TCFCI	Commercial lending

Transamerica Technology Finance Corporation	Delaware	100% TCFCI	Commercial lending

Item 27.    Number of Policy Owners

As of December 31, 2002 there were              Owners Policies.

Item 28.    Indemnification

The New York Code (Sections 721 et.seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter

AFSG Securities Corporation

4333 Edgewood Road N.E.

Cedar Rapids, IA 52499-0001

The directors and officers of AFSG Securities Corporation are as follows:

Larry N. Norman Director and President	Anne Spaes Director and Vice President
Lisa Wachendorf Director, Vice President and Chief Compliance Officer	Darin Smith Vice President and Assistant Secretary
Thomas R. Moriarty Vice President	Emily Bates Assistant Treasurer
Priscilla Hechler Assistant Vice President and Assistant Secretary	Clifton Flenniken Assistant Treasurer
Teresa Stolba Assistant Compliance Officer

The principal business address of each person listed is AFSG Securities corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

Prior to May 1, 2002, Transamerica Securities Sales Corporation (“TSSC”) and Transamerica Financial Resources (“TFR”) were co-principal underwriters of the contracts. TSCC and TFR received $                , $1,770,774.93 and $7,700,616.77 from the Registrant for the years ending December 31, 2002, December 31, 2001 and December 31, 2000, respectively, for its services in distributing the contracts. No other commission or compensation was received by TSSC or TFR, directly or indirectly, from the Registrant during the fiscal year. As of May 1, 2002, AFSG Securities Corporation, an affiliate of Transamerica, is the principal underwriter of the contracts and may enter into agreements with broker-dealers for the distribution of the contracts. AFSG Securities Corporation received                  from the Registrant for the year ending December 31, 2002, for its services in distributing the contracts. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

AFSG Securities Corporation serves as the principal underwriter for Separate Account VA B, the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VL A and Legacy Builder Variable Life Separate Account. These accounts are separate accounts of Transamerica Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B. These accounts are separate accounts of AUSA Life Insurance Company, Inc.

AFSG Securities Corporation serves as principal underwriter for Separate Account I, Separate Account II and Separate Account V. These accounts are separate accounts of Peoples Benefit Life Insurance Company.

AFSG Securities Corporation serves as principal underwriter for WRL Series Life Account, WRL Series Annuity Account and WRL Series Annuity Account B. These accounts are separate accounts of Western Reserve Life Assurance Company of Ohio.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA G, Separate Account VA H, Separate Account VA-2L and Transamerica Occidental Life Separate Account VUL-3. These accounts are separate accounts of Transamerica Occidental Life Insurance Company.

AFSG Securities Corporation also serves as principal underwriter for Separate Account VA-2LNY. This account is a separate account of Transamerica Life Insurance Company of New York.

Item 30.    Location and Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Transamerica or the Service Office at their administrative offices.

Item 31.    Management Services

All management contracts are discussed in Parts A or B.

Item 32.    Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any Application to purchase a Policy offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Transamerica at the address or phone number listed in the Prospectus.

(d) Transamerica hereby represents that the fees and the charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 25th day of February, 2003.

SEPARATE ACCOUNT VA-2LNY

TRANSAMERICA LIFE INSURANCE
COMPANY OF NEW YORK
(DEPOSITOR)

By:	/s/ FRANK A. CAMP
Frank A. Camp
Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

* Mark W. Mullin	Chairman of the Board Director	, 2003

* Robert S. Rubinstein	Senior Vice President, Chief Actuary, Chief Operating Officer, Secretary and Director	, 2003

* Brenda K. Clancy	Vice President and Treasurer	, 2003

* Marc C. Abrahms	Director	, 2003

* James T. Byrne, Jr.	Director	, 2003

* Robert F. Colby	Director	, 2003

* Colette F. Vargas	Director	, 2003

* William Brown, Jr.	Director	, 2003

* William L. Busler	Director	, 2003

Signature	Title	Date

* Steven E. Frushtick	Director	, 2003

* Peter Kunkel	Director	, 2003

* Peter P. Post	Director	, 2003

* Cor H. Verhagen	Director	, 2003

* E. Kirby Warren	Director	, 2003

/s/ FRANK A. CAMP *By: Frank A. Camp	Attorney-in-Fact pursuant to powers of attorney filed previously and herewith, and in his own capacity as Assistant Secretary	February 25, 2003

Registration No. 33-55152

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

DREYFUS/TRANSAMERICA TRIPLE ADVANTAGE

EXHIBIT INDEX

Exhibit No.	Description of Exhibit	Page No.*
(4)(h)	Form of Contract
(5)(a)	Form of Application
(15)	Powers of Attorney

*	Page numbers included only in manually executed original.